Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000889284
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2020
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral Large Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142.59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.59%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of December 31, 2019, the smallest company in the S&P 500® Index had a market capitalization of $4.58 billion and the largest company had a market capitalization of $1.3 trillion. Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	12.62%	03/31/2012
Worst quarter:	-16.49%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBTGX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
One Year	rr_ExpenseExampleYear01	$ 661
Three Years	rr_ExpenseExampleYear03	843
Five Years	rr_ExpenseExampleYear05	1,040
Ten Years	rr_ExpenseExampleYear10	1,608
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	661
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	843
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,608
Annual Return 2010	rr_AnnualReturn2010	11.47%
Annual Return 2011	rr_AnnualReturn2011	(4.08%)
Annual Return 2012	rr_AnnualReturn2012	14.23%
Annual Return 2013	rr_AnnualReturn2013	26.77%
Annual Return 2014	rr_AnnualReturn2014	15.83%
Annual Return 2015	rr_AnnualReturn2015	(2.34%)
Annual Return 2016	rr_AnnualReturn2016	10.41%
Annual Return 2017	rr_AnnualReturn2017	18.46%
Annual Return 2018	rr_AnnualReturn2018	(10.51%)
Annual Return 2019	rr_AnnualReturn2019	19.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.49%)
1 Year	rr_AverageAnnualReturnYear01	12.97%
5 Years	rr_AverageAnnualReturnYear05	5.25%
10 Years	rr_AverageAnnualReturnYear10	8.76%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCVCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
One Year	rr_ExpenseExampleYear01	$ 167
Three Years	rr_ExpenseExampleYear03	517
Five Years	rr_ExpenseExampleYear05	892
Ten Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,944
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	8.60%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	8.11%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	7.10%
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
A and C Shares | STERLING CAPITAL MID VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Mid Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.62%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated upwards to reflect current net asset levels.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $2 billion and $38 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund may invest in securities of small and large capitalization companies.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager considers both quantitative and qualitative factors to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage, a favorable industry structure and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change or the expected level of progress cannot be demonstrated. The Fund may reduce its position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	16.21%	03/31/2013
Worst quarter:	-20.85%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL MID VALUE FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OVEAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 687
Three Years	rr_ExpenseExampleYear03	943
Five Years	rr_ExpenseExampleYear05	1,219
Ten Years	rr_ExpenseExampleYear10	2,003
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	687
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	943
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,003
Annual Return 2010	rr_AnnualReturn2010	20.05%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	12.03%
Annual Return 2013	rr_AnnualReturn2013	45.45%
Annual Return 2014	rr_AnnualReturn2014	5.39%
Annual Return 2015	rr_AnnualReturn2015	(2.15%)
Annual Return 2016	rr_AnnualReturn2016	16.24%
Annual Return 2017	rr_AnnualReturn2017	13.87%
Annual Return 2018	rr_AnnualReturn2018	(18.25%)
Annual Return 2019	rr_AnnualReturn2019	28.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.85%)
1 Year	rr_AverageAnnualReturnYear01	21.54%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	9.83%
A and C Shares | STERLING CAPITAL MID VALUE FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OVECX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.92%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 195
Three Years	rr_ExpenseExampleYear03	622
Five Years	rr_ExpenseExampleYear05	1,075
Ten Years	rr_ExpenseExampleYear10	2,330
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,075
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,330
1 Year	rr_AverageAnnualReturnYear01	28.09%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	9.66%
A and C Shares | STERLING CAPITAL MID VALUE FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	8.19%
A and C Shares | STERLING CAPITAL MID VALUE FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.22%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	7.81%
A and C Shares | STERLING CAPITAL MID VALUE FUND | Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	12.41%
A and C Shares | Sterling Capital Behavioral Small Cap Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral Small Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.82%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of December 31, 2019, the smallest company in the Russell 2000® Index had a market capitalization of $12.74 million and the largest company had a market capitalization of $8.34 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	18.14%	12/31/2010
Worst quarter:	-22.43%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPSAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[2]
One Year	rr_ExpenseExampleYear01	$ 677
Three Years	rr_ExpenseExampleYear03	893
Five Years	rr_ExpenseExampleYear05	1,126
Ten Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	677
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,795
Annual Return 2010	rr_AnnualReturn2010	26.10%
Annual Return 2011	rr_AnnualReturn2011	(9.23%)
Annual Return 2012	rr_AnnualReturn2012	12.15%
Annual Return 2013	rr_AnnualReturn2013	37.93%
Annual Return 2014	rr_AnnualReturn2014	4.68%
Annual Return 2015	rr_AnnualReturn2015	(2.85%)
Annual Return 2016	rr_AnnualReturn2016	23.73%
Annual Return 2017	rr_AnnualReturn2017	8.63%
Annual Return 2018	rr_AnnualReturn2018	(17.47%)
Annual Return 2019	rr_AnnualReturn2019	21.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
1 Year	rr_AverageAnnualReturnYear01	14.62%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.31%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.61%	[4]
A and C Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPSDX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[2]
One Year	rr_ExpenseExampleYear01	$ 184
Three Years	rr_ExpenseExampleYear03	569
Five Years	rr_ExpenseExampleYear05	980
Ten Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,127
1 Year	rr_AverageAnnualReturnYear01	20.66%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.74%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.43%	[4]
A and C Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.14%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.20%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.37%	[4]
A and C Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.81%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.22%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.77%	[4]
A and C Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Special Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.31%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then performs a fundamental analysis to examine the valuation, growth and momentum characteristics of a particular issuer. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	14.63%	03/31/2019
Worst quarter:	-16.39%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOPAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
One Year	rr_ExpenseExampleYear01	$ 682
Three Years	rr_ExpenseExampleYear03	908
Five Years	rr_ExpenseExampleYear05	1,151
Ten Years	rr_ExpenseExampleYear10	1,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	908
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,151
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,849
Annual Return 2010	rr_AnnualReturn2010	13.30%
Annual Return 2011	rr_AnnualReturn2011	(4.02%)
Annual Return 2012	rr_AnnualReturn2012	15.39%
Annual Return 2013	rr_AnnualReturn2013	26.96%
Annual Return 2014	rr_AnnualReturn2014	15.60%
Annual Return 2015	rr_AnnualReturn2015	7.80%
Annual Return 2016	rr_AnnualReturn2016	5.13%
Annual Return 2017	rr_AnnualReturn2017	19.33%
Annual Return 2018	rr_AnnualReturn2018	(4.87%)
Annual Return 2019	rr_AnnualReturn2019	28.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.39%)
1 Year	rr_AverageAnnualReturnYear01	20.81%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	11.09%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOPCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
One Year	rr_ExpenseExampleYear01	$ 189
Three Years	rr_ExpenseExampleYear03	585
Five Years	rr_ExpenseExampleYear05	1,006
Ten Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,180
1 Year	rr_AverageAnnualReturnYear01	27.21%
5 Years	rr_AverageAnnualReturnYear05	9.71%
10 Years	rr_AverageAnnualReturnYear10	10.92%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.34%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	9.57%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	8.84%
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	12.86%	09/30/2010
Worst quarter:	-8.98%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BAEIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
One Year	rr_ExpenseExampleYear01	$ 673
Three Years	rr_ExpenseExampleYear03	881
Five Years	rr_ExpenseExampleYear05	1,106
Ten Years	rr_ExpenseExampleYear10	1,751
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	673
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	881
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,751
Annual Return 2010	rr_AnnualReturn2010	16.01%
Annual Return 2011	rr_AnnualReturn2011	7.95%
Annual Return 2012	rr_AnnualReturn2012	9.93%
Annual Return 2013	rr_AnnualReturn2013	23.77%
Annual Return 2014	rr_AnnualReturn2014	3.91%
Annual Return 2015	rr_AnnualReturn2015	(3.18%)
Annual Return 2016	rr_AnnualReturn2016	15.39%
Annual Return 2017	rr_AnnualReturn2017	20.65%
Annual Return 2018	rr_AnnualReturn2018	(0.92%)
Annual Return 2019	rr_AnnualReturn2019	25.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.98%)
1 Year	rr_AverageAnnualReturnYear01	17.85%
5 Years	rr_AverageAnnualReturnYear05	9.50%
10 Years	rr_AverageAnnualReturnYear10	10.79%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCEGX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
One Year	rr_ExpenseExampleYear01	$ 180
Three Years	rr_ExpenseExampleYear03	557
Five Years	rr_ExpenseExampleYear05	959
Ten Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,084
1 Year	rr_AverageAnnualReturnYear01	24.06%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	10.62%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	7.68%
10 Years	rr_AverageAnnualReturnYear10	9.54%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.62%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	8.68%
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
A and C Shares | Sterling Capital Behavioral International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in international developed market equity securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.74%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of foreign (non-U.S.) companies. Under normal market conditions, the Fund primarily invests in “developed market” equity securities, which encompasses markets included in the MSCI EAFE® Index and other markets with similar characteristics (e.g., sustained economic development, sufficient liquidity for listed companies and accessible markets). The Fund also may invest in securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Fund may invest in securities of issuers of any capitalization range.

Sterling Capital applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. The market prices of many foreign securities fluctuate more than those of U.S. securities. Foreign securities may be adversely affected by various factors, including custody and trade settlement practices, higher transaction costs, application of non-U.S. taxes, lower liquidity and stability compared to U.S. markets, currency fluctuations and social, economic or political instability.

Foreign Currency Risk: Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — foreign stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices fluctuate more, than those of larger firms.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	8.70%	9/30/2017
Worst quarter:	-14.21%	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | Sterling Capital Behavioral International Equity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SBIAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[5]
One Year	rr_ExpenseExampleYear01	$ 665
Three Years	rr_ExpenseExampleYear03	898
Five Years	rr_ExpenseExampleYear05	1,148
Ten Years	rr_ExpenseExampleYear10	1,865
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	665
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	898
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,148
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,865
Annual Return 2015	rr_AnnualReturn2015	0.15%
Annual Return 2016	rr_AnnualReturn2016	2.23%
Annual Return 2017	rr_AnnualReturn2017	26.77%
Annual Return 2018	rr_AnnualReturn2018	(18.30%)
Annual Return 2019	rr_AnnualReturn2019	14.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.21%)
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
A and C Shares | Sterling Capital Behavioral International Equity Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SBIDX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.69%	[5]
One Year	rr_ExpenseExampleYear01	$ 172
Three Years	rr_ExpenseExampleYear03	575
Five Years	rr_ExpenseExampleYear05	1,003
Ten Years	rr_ExpenseExampleYear10	2,195
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	575
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,003
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,195
1 Year	rr_AverageAnnualReturnYear01	14.02%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
A and C Shares | Sterling Capital Behavioral International Equity Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
A and C Shares | Sterling Capital Behavioral International Equity Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
A and C Shares | Sterling Capital Behavioral International Equity Fund | MSCI EAFE® Net Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
A and C Shares | Sterling Capital Stratton Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Stratton Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.75%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of December 31, 2019, the capitalization range of the Russell Midcap® Index was between $823.69 million and $78.72 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company’s market capitalization grows or falls outside these ranges. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	13.88%	12/31/2010
Worst quarter:	-21.98%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | Sterling Capital Stratton Mid Cap Value Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRLX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[2],[6]
One Year	rr_ExpenseExampleYear01	$ 687
Three Years	rr_ExpenseExampleYear03	933
Five Years	rr_ExpenseExampleYear05	1,198
Ten Years	rr_ExpenseExampleYear10	1,953
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	687
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	933
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,198
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,953
Annual Return 2010	rr_AnnualReturn2010	12.64%
Annual Return 2011	rr_AnnualReturn2011	(11.84%)
Annual Return 2012	rr_AnnualReturn2012	15.40%
Annual Return 2013	rr_AnnualReturn2013	37.79%
Annual Return 2014	rr_AnnualReturn2014	7.54%
Annual Return 2015	rr_AnnualReturn2015	(1.78%)
Annual Return 2016	rr_AnnualReturn2016	11.34%
Annual Return 2017	rr_AnnualReturn2017	21.46%
Annual Return 2018	rr_AnnualReturn2018	(14.53%)
Annual Return 2019	rr_AnnualReturn2019	29.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
1 Year	rr_AverageAnnualReturnYear01	21.91%	[7]
5 Years	rr_AverageAnnualReturnYear05	6.71%	[7]
10 Years	rr_AverageAnnualReturnYear10	8.92%	[7]
A and C Shares | Sterling Capital Stratton Mid Cap Value Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRNX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.92%	[2],[6]
One Year	rr_ExpenseExampleYear01	$ 195
Three Years	rr_ExpenseExampleYear03	611
Five Years	rr_ExpenseExampleYear05	1,054
Ten Years	rr_ExpenseExampleYear10	2,282
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	611
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,054
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,282
1 Year	rr_AverageAnnualReturnYear01	28.46%	[7]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[7]
10 Years	rr_AverageAnnualReturnYear10	9.24%	[7]
A and C Shares | Sterling Capital Stratton Mid Cap Value Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.07%	[7]
5 Years	rr_AverageAnnualReturnYear05	5.75%	[7]
10 Years	rr_AverageAnnualReturnYear10	8.40%	[7]
A and C Shares | Sterling Capital Stratton Mid Cap Value Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.56%	[7]
5 Years	rr_AverageAnnualReturnYear05	5.13%	[7]
10 Years	rr_AverageAnnualReturnYear10	7.25%	[7]
A and C Shares | Sterling Capital Stratton Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	12.41%
A and C Shares | Sterling Capital Stratton Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Stratton Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.56%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	15.72%	03/31/2019
Worst quarter:	-13.97%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | Sterling Capital Stratton Real Estate Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMMX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
One Year	rr_ExpenseExampleYear01	$ 678
Three Years	rr_ExpenseExampleYear03	896
Five Years	rr_ExpenseExampleYear05	1,131
Ten Years	rr_ExpenseExampleYear10	1,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	896
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,806
Annual Return 2010	rr_AnnualReturn2010	22.60%
Annual Return 2011	rr_AnnualReturn2011	5.35%
Annual Return 2012	rr_AnnualReturn2012	18.61%
Annual Return 2013	rr_AnnualReturn2013	2.35%
Annual Return 2014	rr_AnnualReturn2014	30.69%
Annual Return 2015	rr_AnnualReturn2015	1.83%
Annual Return 2016	rr_AnnualReturn2016	7.98%
Annual Return 2017	rr_AnnualReturn2017	7.54%
Annual Return 2018	rr_AnnualReturn2018	(3.04%)
Annual Return 2019	rr_AnnualReturn2019	26.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.97%)
1 Year	rr_AverageAnnualReturnYear01	19.26%	[8]
5 Years	rr_AverageAnnualReturnYear05	6.46%	[8]
10 Years	rr_AverageAnnualReturnYear10	10.85%	[8]
A and C Shares | Sterling Capital Stratton Real Estate Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMOX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
One Year	rr_ExpenseExampleYear01	$ 185
Three Years	rr_ExpenseExampleYear03	573
Five Years	rr_ExpenseExampleYear05	985
Ten Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,137
1 Year	rr_AverageAnnualReturnYear01	25.61%	[8]
5 Years	rr_AverageAnnualReturnYear05	7.07%	[8]
10 Years	rr_AverageAnnualReturnYear10	11.17%	[8]
A and C Shares | Sterling Capital Stratton Real Estate Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.47%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.80%	[8]
10 Years	rr_AverageAnnualReturnYear10	9.41%	[8]
A and C Shares | Sterling Capital Stratton Real Estate Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.08%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.49%	[8]
10 Years	rr_AverageAnnualReturnYear10	8.45%	[8]
A and C Shares | Sterling Capital Stratton Real Estate Fund | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.66%	[9]
5 Years	rr_AverageAnnualReturnYear05	8.43%	[9]
10 Years	rr_AverageAnnualReturnYear10	12.59%	[9]
A and C Shares | Sterling Capital Stratton Real Estate Fund | S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
A and C Shares | Sterling Capital Stratton Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Stratton Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of December 31, 2019, the market capitalization of the largest company in the Russell 2000® Index was $8.40 billion. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	16.13%	12/31/2010
Worst quarter:	-18.71%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | Sterling Capital Stratton Small Cap Value Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STSNX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[2],[10]
One Year	rr_ExpenseExampleYear01	$ 694
Three Years	rr_ExpenseExampleYear03	966
Five Years	rr_ExpenseExampleYear05	1,258
Ten Years	rr_ExpenseExampleYear10	2,087
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	966
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,258
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,087
Annual Return 2010	rr_AnnualReturn2010	22.91%
Annual Return 2011	rr_AnnualReturn2011	0.34%
Annual Return 2012	rr_AnnualReturn2012	15.10%
Annual Return 2013	rr_AnnualReturn2013	39.24%
Annual Return 2014	rr_AnnualReturn2014	3.09%
Annual Return 2015	rr_AnnualReturn2015	(4.15%)
Annual Return 2016	rr_AnnualReturn2016	24.97%
Annual Return 2017	rr_AnnualReturn2017	12.90%
Annual Return 2018	rr_AnnualReturn2018	(14.66%)
Annual Return 2019	rr_AnnualReturn2019	24.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.71%)
1 Year	rr_AverageAnnualReturnYear01	17.06%	[11]
5 Years	rr_AverageAnnualReturnYear05	6.20%	[11]
10 Years	rr_AverageAnnualReturnYear10	10.66%	[11]
A and C Shares | Sterling Capital Stratton Small Cap Value Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STSOX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%	[2],[10]
One Year	rr_ExpenseExampleYear01	$ 202
Three Years	rr_ExpenseExampleYear03	645
Five Years	rr_ExpenseExampleYear05	1,115
Ten Years	rr_ExpenseExampleYear10	2,413
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	645
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,413
1 Year	rr_AverageAnnualReturnYear01	23.29%	[11]
5 Years	rr_AverageAnnualReturnYear05	6.81%	[11]
10 Years	rr_AverageAnnualReturnYear10	10.97%	[11]
A and C Shares | Sterling Capital Stratton Small Cap Value Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.28%	[11]
5 Years	rr_AverageAnnualReturnYear05	4.75%	[11]
10 Years	rr_AverageAnnualReturnYear10	9.66%	[11]
A and C Shares | Sterling Capital Stratton Small Cap Value Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.31%	[11]
5 Years	rr_AverageAnnualReturnYear05	4.73%	[11]
10 Years	rr_AverageAnnualReturnYear10	8.72%	[11]
A and C Shares | Sterling Capital Stratton Small Cap Value Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
A and C Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital SMID Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.11%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund normally invests principally in equity securities and will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of small or middle capitalization companies (commonly referred to collectively as “smid” companies). Small or middle capitalization companies are generally defined as companies with market capitalizations within the range of those companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of purchase. As of December 31, 2019, the capitalization range of the Russell 2500™ Index was between $12.74 million and $20.01 billion and the capitalization range of the Russell Midcap® Index was between $823.69 million and $78.72 billion. The Fund may invest in common stock, Real Estate Investment Trusts (“REITs”), other investment companies, and American Depositary Receipts (“ADRs”). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio managers look for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio managers believe to be temporary economic circumstances. In choosing individual stocks, the portfolio managers perform fundamental analysis to examine valuation and growth characteristics of a particular issuer.

The portfolio managers may consider selling a stock owned by the Fund when the factors that induced the portfolio managers to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Limited Operating History Risk: The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund's average annual returns for 1 year and since the Fund's inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Return for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	15.43%	03/31/2019
Worst quarter:	-16.64%	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMDPX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2],[12]
One Year	rr_ExpenseExampleYear01	$ 676
Three Years	rr_ExpenseExampleYear03	972
Five Years	rr_ExpenseExampleYear05	1,290
Ten Years	rr_ExpenseExampleYear10	2,188
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	972
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,290
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,188
Annual Return 2017	rr_AnnualReturn2017	13.88%
Annual Return 2018	rr_AnnualReturn2018	(11.06%)
Annual Return 2019	rr_AnnualReturn2019	36.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.64%)
1 Year	rr_AverageAnnualReturnYear01	28.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
A and C Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMDQX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[2],[12]
One Year	rr_ExpenseExampleYear01	$ 183
Three Years	rr_ExpenseExampleYear03	652
Five Years	rr_ExpenseExampleYear05	1,147
Ten Years	rr_ExpenseExampleYear10	2,512
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,147
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,512
1 Year	rr_AverageAnnualReturnYear01	35.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
A and C Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.22%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
A and C Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
A and C Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | Russell 2500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared  to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	1.83%	03/31/2012
Worst quarter:	-0.83%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSGAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[13]
One Year	rr_ExpenseExampleYear01	$ 268
Three Years	rr_ExpenseExampleYear03	434
Five Years	rr_ExpenseExampleYear05	615
Ten Years	rr_ExpenseExampleYear10	1,138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	615
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,138
Annual Return 2010	rr_AnnualReturn2010	1.81%
Annual Return 2011	rr_AnnualReturn2011	1.58%
Annual Return 2012	rr_AnnualReturn2012	3.97%
Annual Return 2013	rr_AnnualReturn2013	0.76%
Annual Return 2014	rr_AnnualReturn2014	0.71%
Annual Return 2015	rr_AnnualReturn2015	0.33%
Annual Return 2016	rr_AnnualReturn2016	1.67%
Annual Return 2017	rr_AnnualReturn2017	1.51%
Annual Return 2018	rr_AnnualReturn2018	1.08%
Annual Return 2019	rr_AnnualReturn2019	4.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.83%)
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.57%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBSCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%	[13]
One Year	rr_ExpenseExampleYear01	$ 146
Three Years	rr_ExpenseExampleYear03	474
Five Years	rr_ExpenseExampleYear05	825
Ten Years	rr_ExpenseExampleYear10	1,815
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	825
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,815
1 Year	rr_AverageAnnualReturnYear01	3.67%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.04%	[14]
10 Years	rr_AverageAnnualReturnYear10	1.16%	[14]
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	0.43%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	0.71%
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | FTSE 6 Month Treasury Bill Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.07%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.58%
A and C Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Intermediate U.S. Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.13%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). In addition, under normal circumstances, at least 90% of the value of the Fund’s investments in securities will consist of U.S. government securities. Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds, municipal securities and the shares of other investment companies. The Fund may also invest in Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on duration, yield curve structure and sector allocation based upon economic outlook and market expectations. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.89%	9/30/2011
Worst quarter:	-2.65%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BGVAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[15]
One Year	rr_ExpenseExampleYear01	$ 275
Three Years	rr_ExpenseExampleYear03	469
Five Years	rr_ExpenseExampleYear05	678
Ten Years	rr_ExpenseExampleYear10	1,283
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	275
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	469
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	678
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,283
Annual Return 2010	rr_AnnualReturn2010	3.38%
Annual Return 2011	rr_AnnualReturn2011	5.99%
Annual Return 2012	rr_AnnualReturn2012	2.12%
Annual Return 2013	rr_AnnualReturn2013	(2.45%)
Annual Return 2014	rr_AnnualReturn2014	3.42%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.45%
Annual Return 2017	rr_AnnualReturn2017	1.24%
Annual Return 2018	rr_AnnualReturn2018	0.42%
Annual Return 2019	rr_AnnualReturn2019	5.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	1.74%
A and C Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BIUCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[15]
One Year	rr_ExpenseExampleYear01	$ 153
Three Years	rr_ExpenseExampleYear03	508
Five Years	rr_ExpenseExampleYear05	887
Ten Years	rr_ExpenseExampleYear10	1,952
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,952
1 Year	rr_AverageAnnualReturnYear01	4.26%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	1.19%
A and C Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	0.09%
10 Years	rr_AverageAnnualReturnYear10	0.72%
A and C Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	0.90%
A and C Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | Bloomberg Barclays U.S. Government Intermediate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	2.38%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income and a competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. All securities will be U.S. dollar-denominated although the Fund may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest in securities that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.34%	06/30/2019
Worst quarter:	-2.71%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BICAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[16]
One Year	rr_ExpenseExampleYear01	$ 270
Three Years	rr_ExpenseExampleYear03	447
Five Years	rr_ExpenseExampleYear05	639
Ten Years	rr_ExpenseExampleYear10	1,193
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	270
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	447
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	639
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,193
Annual Return 2010	rr_AnnualReturn2010	7.72%
Annual Return 2011	rr_AnnualReturn2011	6.47%
Annual Return 2012	rr_AnnualReturn2012	5.98%
Annual Return 2013	rr_AnnualReturn2013	(1.31%)
Annual Return 2014	rr_AnnualReturn2014	5.73%
Annual Return 2015	rr_AnnualReturn2015	0.29%
Annual Return 2016	rr_AnnualReturn2016	3.49%
Annual Return 2017	rr_AnnualReturn2017	4.17%
Annual Return 2018	rr_AnnualReturn2018	(0.70%)
Annual Return 2019	rr_AnnualReturn2019	9.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	3.43%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BICCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[16]
One Year	rr_ExpenseExampleYear01	$ 148
Three Years	rr_ExpenseExampleYear03	486
Five Years	rr_ExpenseExampleYear05	848
Ten Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	848
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,867
1 Year	rr_AverageAnnualReturnYear01	8.18%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.25%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	1.94%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.67%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	2.03%
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
A and C Shares | Sterling Capital Corporate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Corporate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.23%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter; and (iv) Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be denominated in U.S. dollars and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be between 3 and 7 years.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	4.21%	03/31/2019
Worst quarter:	-3.21%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | Sterling Capital Corporate Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCCMX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[17]
One Year	rr_ExpenseExampleYear01	$ 290
Three Years	rr_ExpenseExampleYear03	490
Five Years	rr_ExpenseExampleYear05	706
Ten Years	rr_ExpenseExampleYear10	1,328
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	290
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	706
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,328
Annual Return 2012	rr_AnnualReturn2012	10.67%
Annual Return 2013	rr_AnnualReturn2013	(1.07%)
Annual Return 2014	rr_AnnualReturn2014	4.67%
Annual Return 2015	rr_AnnualReturn2015	0.57%
Annual Return 2016	rr_AnnualReturn2016	4.10%
Annual Return 2017	rr_AnnualReturn2017	4.06%
Annual Return 2018	rr_AnnualReturn2018	(1.31%)
Annual Return 2019	rr_AnnualReturn2019	10.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.21%)
1 Year	rr_AverageAnnualReturnYear01	8.26%	[18]
5 Years	rr_AverageAnnualReturnYear05	3.09%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013	[18]
A and C Shares | Sterling Capital Corporate Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCCNX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[17]
One Year	rr_ExpenseExampleYear01	$ 168
Three Years	rr_ExpenseExampleYear03	529
Five Years	rr_ExpenseExampleYear05	914
Ten Years	rr_ExpenseExampleYear10	1,994
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	529
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	914
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,994
1 Year	rr_AverageAnnualReturnYear01	9.85%	[18]
5 Years	rr_AverageAnnualReturnYear05	2.75%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013	[18]
A and C Shares | Sterling Capital Corporate Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.02%	[18]
5 Years	rr_AverageAnnualReturnYear05	1.78%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013	[18]
A and C Shares | Sterling Capital Corporate Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.87%	[18]
5 Years	rr_AverageAnnualReturnYear05	1.77%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013	[18]
A and C Shares | Sterling Capital Corporate Fund | Bloomberg Barclays Corporate Intermediate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
A and C Shares | Sterling Capital Quality Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Quality Income Fund (formerly, Sterling Capital Securitized Opportunities Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations). The Fund will invest in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

As part of its investment strategy, the Fund may engage in mortgage dollar roll transactions, under which the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Such investments will not exceed 25% of the Fund’s total assets. Mortgage dollar roll transactions may create investment leverage.

The Fund also will invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)); corporate debt securities, including corporate bonds, notes and debentures; preferred stock; and debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be within 1.5 years of the duration of the Bloomberg Barclays U.S. Mortgage Backed Securities Index.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, interest rate swaps, inverse floater securities, and interest-only and principal-only securities to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Mortgage Dollar Roll Risk: The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the ability to correctly predict interest rates and prepayments. These transactions may increase the Fund’s portfolio turnover rate.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.35%	06/30/2019
Worst quarter:	-2.28%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | Sterling Capital Quality Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCSSX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[17]
One Year	rr_ExpenseExampleYear01	$ 285
Three Years	rr_ExpenseExampleYear03	474
Five Years	rr_ExpenseExampleYear05	679
Ten Years	rr_ExpenseExampleYear10	1,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	285
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	679
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
Annual Return 2012	rr_AnnualReturn2012	4.42%
Annual Return 2013	rr_AnnualReturn2013	(1.87%)
Annual Return 2014	rr_AnnualReturn2014	5.44%
Annual Return 2015	rr_AnnualReturn2015	1.33%
Annual Return 2016	rr_AnnualReturn2016	2.40%
Annual Return 2017	rr_AnnualReturn2017	2.84%
Annual Return 2018	rr_AnnualReturn2018	1.13%
Annual Return 2019	rr_AnnualReturn2019	5.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.28%)
1 Year	rr_AverageAnnualReturnYear01	3.83%	[18]
5 Years	rr_AverageAnnualReturnYear05	2.31%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013	[18]
A and C Shares | Sterling Capital Quality Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCSTX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[17]
One Year	rr_ExpenseExampleYear01	$ 163
Three Years	rr_ExpenseExampleYear03	513
Five Years	rr_ExpenseExampleYear05	888
Ten Years	rr_ExpenseExampleYear10	1,940
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	513
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	888
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,940
1 Year	rr_AverageAnnualReturnYear01	5.18%	[18]
5 Years	rr_AverageAnnualReturnYear05	1.97%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013	[18]
A and C Shares | Sterling Capital Quality Income Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.67%	[18]
5 Years	rr_AverageAnnualReturnYear05	1.19%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013	[18]
A and C Shares | Sterling Capital Quality Income Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.25%	[18]
5 Years	rr_AverageAnnualReturnYear05	1.26%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013	[18]
A and C Shares | Sterling Capital Quality Income Fund | Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
A and C Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Kentucky Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky (e.g., adverse changes in Kentucky economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.12%	06/30/2011
Worst quarter:	-3.27%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BKTAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
One Year	rr_ExpenseExampleYear01	$ 296
Three Years	rr_ExpenseExampleYear03	500
Five Years	rr_ExpenseExampleYear05	720
Ten Years	rr_ExpenseExampleYear10	1,354
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	296
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	500
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	720
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,354
Annual Return 2010	rr_AnnualReturn2010	2.76%
Annual Return 2011	rr_AnnualReturn2011	8.44%
Annual Return 2012	rr_AnnualReturn2012	4.29%
Annual Return 2013	rr_AnnualReturn2013	(2.21%)
Annual Return 2014	rr_AnnualReturn2014	4.76%
Annual Return 2015	rr_AnnualReturn2015	2.06%
Annual Return 2016	rr_AnnualReturn2016	(0.29%)
Annual Return 2017	rr_AnnualReturn2017	2.81%
Annual Return 2018	rr_AnnualReturn2018	0.35%
Annual Return 2019	rr_AnnualReturn2019	5.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	2.61%
A and C Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BKCAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[2]
One Year	rr_ExpenseExampleYear01	$ 174
Three Years	rr_ExpenseExampleYear03	539
Five Years	rr_ExpenseExampleYear05	928
Ten Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
1 Year	rr_AverageAnnualReturnYear01	5.00%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.49%	[14]
10 Years	rr_AverageAnnualReturnYear10	2.30%	[14]
A and C Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	2.45%
A and C Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	2.53%
A and C Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
A and C Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Maryland Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland (e.g., adverse changes in Maryland economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.88%	06/30/2011
Worst quarter:	-3.20%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMAAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
One Year	rr_ExpenseExampleYear01	$ 294
Three Years	rr_ExpenseExampleYear03	494
Five Years	rr_ExpenseExampleYear05	710
Ten Years	rr_ExpenseExampleYear10	1,332
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	294
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	494
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	710
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,332
Annual Return 2010	rr_AnnualReturn2010	2.30%
Annual Return 2011	rr_AnnualReturn2011	7.88%
Annual Return 2012	rr_AnnualReturn2012	3.86%
Annual Return 2013	rr_AnnualReturn2013	(2.28%)
Annual Return 2014	rr_AnnualReturn2014	4.72%
Annual Return 2015	rr_AnnualReturn2015	2.13%
Annual Return 2016	rr_AnnualReturn2016	(0.53%)
Annual Return 2017	rr_AnnualReturn2017	3.08%
Annual Return 2018	rr_AnnualReturn2018	0.35%
Annual Return 2019	rr_AnnualReturn2019	5.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.20%)
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	2.45%
A and C Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMDCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
One Year	rr_ExpenseExampleYear01	$ 172
Three Years	rr_ExpenseExampleYear03	533
Five Years	rr_ExpenseExampleYear05	918
Ten Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,998
1 Year	rr_AverageAnnualReturnYear01	4.50%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.30%	[14]
10 Years	rr_AverageAnnualReturnYear10	2.04%	[14]
A and C Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	2.30%
A and C Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	2.34%
A and C Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital North Carolina Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.12%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina (e.g., adverse changes in North Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.04%	06/30/2011
Worst quarter:	-3.32%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BNCAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
One Year	rr_ExpenseExampleYear01	$ 280
Three Years	rr_ExpenseExampleYear03	450
Five Years	rr_ExpenseExampleYear05	635
Ten Years	rr_ExpenseExampleYear10	1,170
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	280
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	450
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	635
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,170
Annual Return 2010	rr_AnnualReturn2010	2.65%
Annual Return 2011	rr_AnnualReturn2011	8.40%
Annual Return 2012	rr_AnnualReturn2012	4.08%
Annual Return 2013	rr_AnnualReturn2013	(2.45%)
Annual Return 2014	rr_AnnualReturn2014	5.17%
Annual Return 2015	rr_AnnualReturn2015	2.38%
Annual Return 2016	rr_AnnualReturn2016	(0.66%)
Annual Return 2017	rr_AnnualReturn2017	3.01%
Annual Return 2018	rr_AnnualReturn2018	0.47%
Annual Return 2019	rr_AnnualReturn2019	5.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.32%)
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	2.61%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBNCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
One Year	rr_ExpenseExampleYear01	$ 158
Three Years	rr_ExpenseExampleYear03	490
Five Years	rr_ExpenseExampleYear05	845
Ten Years	rr_ExpenseExampleYear10	1,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,845
1 Year	rr_AverageAnnualReturnYear01	2.55%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.40%	[14]
10 Years	rr_AverageAnnualReturnYear10	2.21%	[14]
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	2.55%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	2.55%
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital South Carolina Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.84%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina (e.g., adverse changes in South Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.01%	09/30/2010
Worst quarter:	-3.19%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BASCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
One Year	rr_ExpenseExampleYear01	$ 281
Three Years	rr_ExpenseExampleYear03	453
Five Years	rr_ExpenseExampleYear05	641
Ten Years	rr_ExpenseExampleYear10	1,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	641
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,182
Annual Return 2010	rr_AnnualReturn2010	3.09%
Annual Return 2011	rr_AnnualReturn2011	8.28%
Annual Return 2012	rr_AnnualReturn2012	4.59%
Annual Return 2013	rr_AnnualReturn2013	(2.20%)
Annual Return 2014	rr_AnnualReturn2014	5.38%
Annual Return 2015	rr_AnnualReturn2015	2.34%
Annual Return 2016	rr_AnnualReturn2016	(0.60%)
Annual Return 2017	rr_AnnualReturn2017	3.13%
Annual Return 2018	rr_AnnualReturn2018	0.61%
Annual Return 2019	rr_AnnualReturn2019	5.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
1 Year	rr_AverageAnnualReturnYear01	3.24%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	2.75%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSCCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
One Year	rr_ExpenseExampleYear01	$ 159
Three Years	rr_ExpenseExampleYear03	493
Five Years	rr_ExpenseExampleYear05	850
Ten Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	4.64%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.38%	[14]
10 Years	rr_AverageAnnualReturnYear10	2.34%	[14]
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.23%
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	2.70%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.68%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	2.60%
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Virginia Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in "Distribution Arrangements/Sales Charges" on page 195 of the Fund's prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the "Appendix") and in "Sales Charges" on page 56 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.57%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia (e.g., adverse changes in Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.82%	06/30/2011
Worst quarter:	-3.50%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BVAAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
One Year	rr_ExpenseExampleYear01	$ 281
Three Years	rr_ExpenseExampleYear03	453
Five Years	rr_ExpenseExampleYear05	641
Ten Years	rr_ExpenseExampleYear10	1,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	641
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,182
Annual Return 2010	rr_AnnualReturn2010	2.25%
Annual Return 2011	rr_AnnualReturn2011	7.83%
Annual Return 2012	rr_AnnualReturn2012	3.61%
Annual Return 2013	rr_AnnualReturn2013	(2.48%)
Annual Return 2014	rr_AnnualReturn2014	4.95%
Annual Return 2015	rr_AnnualReturn2015	2.23%
Annual Return 2016	rr_AnnualReturn2016	(0.85%)
Annual Return 2017	rr_AnnualReturn2017	3.02%
Annual Return 2018	rr_AnnualReturn2018	0.53%
Annual Return 2019	rr_AnnualReturn2019	5.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.50%)
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	2.45%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BVACX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
One Year	rr_ExpenseExampleYear01	$ 159
Three Years	rr_ExpenseExampleYear03	493
Five Years	rr_ExpenseExampleYear05	850
Ten Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	5.08%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.37%	[14]
10 Years	rr_AverageAnnualReturnYear10	2.04%	[14]
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.77%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	2.37%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	2.38%
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital West Virginia Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.73%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia (e.g., adverse changes in West Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.75%	06/30/2011
Worst quarter:	-3.18%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWVAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
One Year	rr_ExpenseExampleYear01	$ 281
Three Years	rr_ExpenseExampleYear03	453
Five Years	rr_ExpenseExampleYear05	641
Ten Years	rr_ExpenseExampleYear10	1,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	641
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,182
Annual Return 2010	rr_AnnualReturn2010	2.60%
Annual Return 2011	rr_AnnualReturn2011	8.29%
Annual Return 2012	rr_AnnualReturn2012	4.56%
Annual Return 2013	rr_AnnualReturn2013	(2.48%)
Annual Return 2014	rr_AnnualReturn2014	5.16%
Annual Return 2015	rr_AnnualReturn2015	2.48%
Annual Return 2016	rr_AnnualReturn2016	(0.01%)
Annual Return 2017	rr_AnnualReturn2017	3.17%
Annual Return 2018	rr_AnnualReturn2018	0.41%
Annual Return 2019	rr_AnnualReturn2019	5.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
1 Year	rr_AverageAnnualReturnYear01	3.47%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	2.73%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWVCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
One Year	rr_ExpenseExampleYear01	$ 159
Three Years	rr_ExpenseExampleYear03	493
Five Years	rr_ExpenseExampleYear05	850
Ten Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	4.81%	[14]
5 Years	rr_AverageAnnualReturnYear05	1.56%	[14]
10 Years	rr_AverageAnnualReturnYear10	2.33%	[14]
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	2.65%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	2.65%
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
A and C Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Diversified Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation by investing in a broad range of income generating asset classes and strategies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies and (ii) Sterling Capital Funds (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation while utilizing the Underlying Funds to express their view. Under normal circumstances, the Fund intends to invest substantially all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund expects to invest approximately 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities and approximately 45% to 75% of its total assets in Underlying Funds which invest mainly in debt securities (including investment grade and high yield (“junk”) bonds, floating rate securities, loans, mortgage-backed and asset-backed securities, U.S. government securities, municipal securities and insurance-linked securities). The Fund may invest in Underlying Funds that invest in securities of U.S., international and emerging market issuers. The Fund may invest in Underlying Funds that engage in long/short equity strategies and in options writing strategies (including cash-secured put writing and covered call writing) and that invest in derivatives, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and preferred stocks.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital Management LLC (“Sterling Capital”) may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is heightened for over-the-counter derivatives as compared to centrally cleared derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

U.S. Government Securities Risk: An Underlying Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Loan Risk: Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid.

MLP Risk: Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

Energy and Natural Resource Company Risk: An Underlying Fund that invests in MLPs may concentrate its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following:

●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs.

●	Slowdowns in new construction and acquisitions can limit growth potential.

●	A sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows.

●	Depletion of the natural gas reserves or other commodities if not replaced, could impact an MLP’s ability to make distributions.

●	Changes in the regulatory environment could adversely affect the profitability of MLPs.

●	Extreme weather and environmental hazards could impact the value of MLP securities.

●	Rising interest rates could result in a higher cost of capital and drive investors into other investment opportunities.

●	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. An Underlying Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which an Underlying Fund invests.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, an Underlying Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Insurance-Linked Securities Risk: Insurance-linked securities may include event-linked securities (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance- and reinsurance-related securities.

Event-Linked Securities Risk: An Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.

Investing in Structured Reinsurance Investments Risk: An Underlying Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by an Underlying Fund. Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, an Underlying Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.

ILS Market and Reinvestment Risk: The size of the ILS market may change over time, which may limit the availability of ILS for investment by an Underlying Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by an Underlying Fund mature, or an Underlying Fund must sell securities in connection with share repurchases, such Underlying Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk: Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Returns for the MSCI World Index are included to show how the Fund’s performance compared with the returns of world equity markets generally.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	7.57%	09/30/2010
Worst quarter:	-7.18%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCGAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
One Year	rr_ExpenseExampleYear01	$ 716
Three Years	rr_ExpenseExampleYear03	1,013
Five Years	rr_ExpenseExampleYear05	1,332
Ten Years	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	716
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,013
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,231
Annual Return 2010	rr_AnnualReturn2010	11.28%
Annual Return 2011	rr_AnnualReturn2011	0.23%
Annual Return 2012	rr_AnnualReturn2012	9.21%
Annual Return 2013	rr_AnnualReturn2013	7.45%
Annual Return 2014	rr_AnnualReturn2014	6.52%
Annual Return 2015	rr_AnnualReturn2015	(2.01%)
Annual Return 2016	rr_AnnualReturn2016	8.49%
Annual Return 2017	rr_AnnualReturn2017	6.39%
Annual Return 2018	rr_AnnualReturn2018	(4.85%)
Annual Return 2019	rr_AnnualReturn2019	10.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.18%)
1 Year	rr_AverageAnnualReturnYear01	4.24%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	4.57%
A and C Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCCCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[2]
One Year	rr_ExpenseExampleYear01	$ 225
Three Years	rr_ExpenseExampleYear03	694
Five Years	rr_ExpenseExampleYear05	1,190
Ten Years	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,554
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	4.42%
A and C Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	3.37%
A and C Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	3.10%
A and C Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | 40% MSCI World Index/ 60% Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	6.24%
A and C Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | MSCI World Index (reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%	[19]
5 Years	rr_AverageAnnualReturnYear05	8.74%	[19]
10 Years	rr_AverageAnnualReturnYear10	9.47%	[19]
A and C Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[20]
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.41%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 40% to 75% of its total assets in underlying funds which invest mainly in equity securities and 20% to 50% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers. The Fund may invest in underlying funds that engage in long/short equity strategies and that invest in derivatives.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in the Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is heightened for over-the-counter derivatives as compared to centrally cleared derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	10.44%	09/30/2010
Worst quarter:	-12.76%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BAMGX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[2],[21]
One Year	rr_ExpenseExampleYear01	$ 675
Three Years	rr_ExpenseExampleYear03	937
Five Years	rr_ExpenseExampleYear05	1,219
Ten Years	rr_ExpenseExampleYear10	2,021
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	675
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	937
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,021
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	(3.54%)
Annual Return 2012	rr_AnnualReturn2012	11.13%
Annual Return 2013	rr_AnnualReturn2013	12.09%
Annual Return 2014	rr_AnnualReturn2014	7.14%
Annual Return 2015	rr_AnnualReturn2015	(0.73%)
Annual Return 2016	rr_AnnualReturn2016	5.28%
Annual Return 2017	rr_AnnualReturn2017	14.87%
Annual Return 2018	rr_AnnualReturn2018	(7.26%)
Annual Return 2019	rr_AnnualReturn2019	16.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.76%)
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	5.94%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCMCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.79%	[2],[21]
One Year	rr_ExpenseExampleYear01	$ 182
Three Years	rr_ExpenseExampleYear03	616
Five Years	rr_ExpenseExampleYear05	1,075
Ten Years	rr_ExpenseExampleYear10	2,349
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,075
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,349
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	5.79%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.88%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	5.28%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	4.58%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | 60% MSCI World Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	7.39%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | MSCI World Index (reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%	[19]
5 Years	rr_AverageAnnualReturnYear05	8.74%	[19]
10 Years	rr_AverageAnnualReturnYear10	9.47%	[19]
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[20]
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.69%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 55% to 90% of its total assets in underlying funds which invest mainly in equity securities, and 5% to 35% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers. The Fund may invest in underlying funds that engage in long/short equity strategies and that invest in derivatives.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in the Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is heightened for over-the-counter derivatives as compared to centrally cleared derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A Shares. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Returns for the MSCI World Index are included to show how the Fund’s performance compared with the returns of world equity markets generally.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	12.11%	09/30/2010
Worst quarter:	-15.97%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares will vary.

A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCMAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[2],[21]
One Year	rr_ExpenseExampleYear01	$ 680
Three Years	rr_ExpenseExampleYear03	952
Five Years	rr_ExpenseExampleYear05	1,244
Ten Years	rr_ExpenseExampleYear10	2,074
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	952
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,244
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,074
Annual Return 2010	rr_AnnualReturn2010	14.76%
Annual Return 2011	rr_AnnualReturn2011	(5.78%)
Annual Return 2012	rr_AnnualReturn2012	12.34%
Annual Return 2013	rr_AnnualReturn2013	15.92%
Annual Return 2014	rr_AnnualReturn2014	7.46%
Annual Return 2015	rr_AnnualReturn2015	(1.01%)
Annual Return 2016	rr_AnnualReturn2016	5.80%
Annual Return 2017	rr_AnnualReturn2017	17.52%
Annual Return 2018	rr_AnnualReturn2018	(8.65%)
Annual Return 2019	rr_AnnualReturn2019	17.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.97%)
1 Year	rr_AverageAnnualReturnYear01	10.87%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	6.55%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCGCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%	[2],[21]
One Year	rr_ExpenseExampleYear01	$ 187
Three Years	rr_ExpenseExampleYear03	631
Five Years	rr_ExpenseExampleYear05	1,101
Ten Years	rr_ExpenseExampleYear10	2,401
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,401
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	6.39%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	6.05%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.53%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	5.20%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | 75% MSCI World Index/ 25% Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.87%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	8.20%
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | MSCI World Index (reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%	[19]
5 Years	rr_AverageAnnualReturnYear05	8.74%	[19]
10 Years	rr_AverageAnnualReturnYear10	9.47%	[19]
A and C Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[20]
A Shares | Sterling Capital Ultra Short Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Ultra Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page 195 of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page 56 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.69%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; and (vii) variable and floating rate instruments. Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity. Duration is the expected life of a fixed-income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Returns for years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	1.03%	03/31/2019
Worst quarter:	-0.19%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

A Shares | Sterling Capital Ultra Short Bond Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUSRX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[22]
One Year	rr_ExpenseExampleYear01	$ 121
Three Years	rr_ExpenseExampleYear03	311
Five Years	rr_ExpenseExampleYear05	518
Ten Years	rr_ExpenseExampleYear10	1,112
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	311
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	518
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,112
Annual Return 2013	rr_AnnualReturn2013	0.30%
Annual Return 2014	rr_AnnualReturn2014	0.12%
Annual Return 2015	rr_AnnualReturn2015	0.19%
Annual Return 2016	rr_AnnualReturn2016	1.08%
Annual Return 2017	rr_AnnualReturn2017	1.12%
Annual Return 2018	rr_AnnualReturn2018	1.41%
Annual Return 2019	rr_AnnualReturn2019	2.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.19%)
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
A Shares | Sterling Capital Ultra Short Bond Fund | After Taxes on Distributions | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.40%
5 Years	rr_AverageAnnualReturnYear05	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
A Shares | Sterling Capital Ultra Short Bond Fund | After Taxes on Distributions and Sales | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.40%
5 Years	rr_AverageAnnualReturnYear05	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
A Shares | Sterling Capital Ultra Short Bond Fund | FTSE 6 Month Treasury Bill Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral Large Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142.59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.59%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of December 31, 2019, the smallest company in the S&P 500® Index had a market capitalization of $4.58 billion and the largest company had a market capitalization of $1.3 trillion. Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy.

There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	12.61%	03/31/2012
Worst quarter:	-16.43%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBISX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
One Year	rr_ExpenseExampleYear01	$ 65
Three Years	rr_ExpenseExampleYear03	205
Five Years	rr_ExpenseExampleYear05	357
Ten Years	rr_ExpenseExampleYear10	$ 798
Annual Return 2010	rr_AnnualReturn2010	11.69%
Annual Return 2011	rr_AnnualReturn2011	(3.73%)
Annual Return 2012	rr_AnnualReturn2012	14.52%
Annual Return 2013	rr_AnnualReturn2013	27.01%
Annual Return 2014	rr_AnnualReturn2014	16.08%
Annual Return 2015	rr_AnnualReturn2015	(2.08%)
Annual Return 2016	rr_AnnualReturn2016	10.69%
Annual Return 2017	rr_AnnualReturn2017	18.82%
Annual Return 2018	rr_AnnualReturn2018	(10.31%)
Annual Return 2019	rr_AnnualReturn2019	20.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.43%)
1 Year	rr_AverageAnnualReturnYear01	20.17%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	9.68%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	8.98%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.95%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	7.90%
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Institutional Shares | STERLING CAPITAL MID VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Mid Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.62%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated upwards to reflect current net asset levels.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $2 billion and $38 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund may invest in securities of small and large capitalization companies.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager considers both quantitative and qualitative factors to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage, a favorable industry structure and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change or the expected level of progress cannot be demonstrated. The Fund may reduce its position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	16.18%	03/31/2013
Worst quarter:	-20.86%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL MID VALUE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OVEIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 94
Three Years	rr_ExpenseExampleYear03	313
Five Years	rr_ExpenseExampleYear05	549
Ten Years	rr_ExpenseExampleYear10	$ 1,228
Annual Return 2010	rr_AnnualReturn2010	20.31%
Annual Return 2011	rr_AnnualReturn2011	(3.46%)
Annual Return 2012	rr_AnnualReturn2012	12.31%
Annual Return 2013	rr_AnnualReturn2013	45.80%
Annual Return 2014	rr_AnnualReturn2014	5.61%
Annual Return 2015	rr_AnnualReturn2015	(1.94%)
Annual Return 2016	rr_AnnualReturn2016	16.53%
Annual Return 2017	rr_AnnualReturn2017	14.15%
Annual Return 2018	rr_AnnualReturn2018	(18.05%)
Annual Return 2019	rr_AnnualReturn2019	29.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
1 Year	rr_AverageAnnualReturnYear01	29.36%
5 Years	rr_AverageAnnualReturnYear05	6.70%
10 Years	rr_AverageAnnualReturnYear10	10.75%
Institutional Shares | STERLING CAPITAL MID VALUE FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.44%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Institutional Shares | STERLING CAPITAL MID VALUE FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.00%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Institutional Shares | STERLING CAPITAL MID VALUE FUND | Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	12.41%
Institutional Shares | Sterling Capital Behavioral Small Cap Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral Small Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.82%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of December 31, 2019, the smallest company in the Russell 2000® Index had a market capitalization of $12.74 million and the largest company had a market capitalization of $8.34 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	18.23%	12/31/2010
Worst quarter:	-22.38%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPSCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
One Year	rr_ExpenseExampleYear01	$ 83
Three Years	rr_ExpenseExampleYear03	259
Five Years	rr_ExpenseExampleYear05	450
Ten Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2010	rr_AnnualReturn2010	26.10%
Annual Return 2011	rr_AnnualReturn2011	(9.00%)
Annual Return 2012	rr_AnnualReturn2012	12.47%
Annual Return 2013	rr_AnnualReturn2013	38.24%
Annual Return 2014	rr_AnnualReturn2014	4.97%
Annual Return 2015	rr_AnnualReturn2015	(2.65%)
Annual Return 2016	rr_AnnualReturn2016	24.08%
Annual Return 2017	rr_AnnualReturn2017	8.89%
Annual Return 2018	rr_AnnualReturn2018	(17.34%)
Annual Return 2019	rr_AnnualReturn2019	21.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
1 Year	rr_AverageAnnualReturnYear01	21.95%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	9.52%
Institutional Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.35%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	8.22%
Institutional Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	7.54%
Institutional Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Special Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.31%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then performs a fundamental analysis to examine the valuation, growth and momentum characteristics of a particular issuer. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	14.66%	03/31/2019
Worst quarter:	-16.31%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOPIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
One Year	rr_ExpenseExampleYear01	$ 88
Three Years	rr_ExpenseExampleYear03	274
Five Years	rr_ExpenseExampleYear05	477
Ten Years	rr_ExpenseExampleYear10	$ 1,061
Annual Return 2010	rr_AnnualReturn2010	13.58%
Annual Return 2011	rr_AnnualReturn2011	(3.71%)
Annual Return 2012	rr_AnnualReturn2012	15.63%
Annual Return 2013	rr_AnnualReturn2013	27.27%
Annual Return 2014	rr_AnnualReturn2014	15.87%
Annual Return 2015	rr_AnnualReturn2015	8.11%
Annual Return 2016	rr_AnnualReturn2016	5.36%
Annual Return 2017	rr_AnnualReturn2017	19.66%
Annual Return 2018	rr_AnnualReturn2018	(4.61%)
Annual Return 2019	rr_AnnualReturn2019	28.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.31%)
1 Year	rr_AverageAnnualReturnYear01	28.47%
5 Years	rr_AverageAnnualReturnYear05	10.81%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.94%
5 Years	rr_AverageAnnualReturnYear05	8.94%
10 Years	rr_AverageAnnualReturnYear10	10.54%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	13.00%	09/30/2010
Worst quarter:	-8.91%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BEGIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
One Year	rr_ExpenseExampleYear01	$ 79
Three Years	rr_ExpenseExampleYear03	246
Five Years	rr_ExpenseExampleYear05	428
Ten Years	rr_ExpenseExampleYear10	$ 954
Annual Return 2010	rr_AnnualReturn2010	16.34%
Annual Return 2011	rr_AnnualReturn2011	8.19%
Annual Return 2012	rr_AnnualReturn2012	10.18%
Annual Return 2013	rr_AnnualReturn2013	24.08%
Annual Return 2014	rr_AnnualReturn2014	4.16%
Annual Return 2015	rr_AnnualReturn2015	(2.91%)
Annual Return 2016	rr_AnnualReturn2016	15.64%
Annual Return 2017	rr_AnnualReturn2017	20.96%
Annual Return 2018	rr_AnnualReturn2018	(0.67%)
Annual Return 2019	rr_AnnualReturn2019	25.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.91%)
1 Year	rr_AverageAnnualReturnYear01	25.38%
5 Years	rr_AverageAnnualReturnYear05	11.08%
10 Years	rr_AverageAnnualReturnYear10	11.73%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.61%
5 Years	rr_AverageAnnualReturnYear05	9.18%
10 Years	rr_AverageAnnualReturnYear10	10.41%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.18%
5 Years	rr_AverageAnnualReturnYear05	8.47%
10 Years	rr_AverageAnnualReturnYear10	9.48%
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Institutional Shares | Sterling Capital Behavioral International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in international developed market equity securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.74%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of foreign (non-U.S.) companies. Under normal market conditions, the Fund primarily invests in “developed market” equity securities, which encompasses markets included in the MSCI EAFE® Index and other markets with similar characteristics (e.g., sustained economic development, sufficient liquidity for listed companies and accessible markets). The Fund also may invest in securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Fund may invest in securities of issuers of any capitalization range.

Sterling Capital applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. The market prices of many foreign securities fluctuate more than those of U.S. securities. Foreign securities may be adversely affected by various factors, including custody and trade settlement practices, higher transaction costs, application of non-U.S. taxes, lower liquidity and stability compared to U.S. markets, currency fluctuations and social, economic or political instability.

Foreign Currency Risk: Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — foreign stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices fluctuate more, than those of larger firms.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	8.69%	09/30/2017
Worst quarter:	-14.13%	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | Sterling Capital Behavioral International Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SBIIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[5]
One Year	rr_ExpenseExampleYear01	$ 70
Three Years	rr_ExpenseExampleYear03	264
Five Years	rr_ExpenseExampleYear05	473
Ten Years	rr_ExpenseExampleYear10	$ 1,078
Annual Return 2015	rr_AnnualReturn2015	0.42%
Annual Return 2016	rr_AnnualReturn2016	2.37%
Annual Return 2017	rr_AnnualReturn2017	26.95%
Annual Return 2018	rr_AnnualReturn2018	(18.09%)
Annual Return 2019	rr_AnnualReturn2019	15.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.13%)
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
Institutional Shares | Sterling Capital Behavioral International Equity Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.50%
5 Years	rr_AverageAnnualReturnYear05	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
Institutional Shares | Sterling Capital Behavioral International Equity Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014
Institutional Shares | Sterling Capital Behavioral International Equity Fund | MSCI EAFE® Net Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
Institutional Shares | Sterling Capital Stratton Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Stratton Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.75%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization (“mid cap”) companies. Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of December 31, 2019, the capitalization range of the Russell Midcap® Index was between $823.69 million and $78.72 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company’s market capitalization grows or falls outside these ranges. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	13.88%	12/31/2010
Worst quarter:	-21.98%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | Sterling Capital Stratton Mid Cap Value Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRGX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[2],[6]
One Year	rr_ExpenseExampleYear01	$ 94
Three Years	rr_ExpenseExampleYear03	302
Five Years	rr_ExpenseExampleYear05	527
Ten Years	rr_ExpenseExampleYear10	$ 1,174
Annual Return 2010	rr_AnnualReturn2010	12.64%
Annual Return 2011	rr_AnnualReturn2011	(11.84%)
Annual Return 2012	rr_AnnualReturn2012	15.40%
Annual Return 2013	rr_AnnualReturn2013	37.79%
Annual Return 2014	rr_AnnualReturn2014	7.54%
Annual Return 2015	rr_AnnualReturn2015	(1.75%)
Annual Return 2016	rr_AnnualReturn2016	11.61%
Annual Return 2017	rr_AnnualReturn2017	21.76%
Annual Return 2018	rr_AnnualReturn2018	(14.32%)
Annual Return 2019	rr_AnnualReturn2019	29.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
1 Year	rr_AverageAnnualReturnYear01	29.69%	[23]
5 Years	rr_AverageAnnualReturnYear05	8.21%	[23]
10 Years	rr_AverageAnnualReturnYear10	9.68%	[23]
Institutional Shares | Sterling Capital Stratton Mid Cap Value Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.72%	[23]
5 Years	rr_AverageAnnualReturnYear05	7.19%	[23]
10 Years	rr_AverageAnnualReturnYear10	9.14%	[23]
Institutional Shares | Sterling Capital Stratton Mid Cap Value Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%	[23]
5 Years	rr_AverageAnnualReturnYear05	6.33%	[23]
10 Years	rr_AverageAnnualReturnYear10	7.91%	[23]
Institutional Shares | Sterling Capital Stratton Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	12.41%
Institutional Shares | Sterling Capital Stratton Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Stratton Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	15.78%	03/31/2019
Worst quarter:	-13.97%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | Sterling Capital Stratton Real Estate Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMDX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
One Year	rr_ExpenseExampleYear01	$ 84
Three Years	rr_ExpenseExampleYear03	262
Five Years	rr_ExpenseExampleYear05	455
Ten Years	rr_ExpenseExampleYear10	$ 1,014
Annual Return 2010	rr_AnnualReturn2010	22.60%
Annual Return 2011	rr_AnnualReturn2011	5.35%
Annual Return 2012	rr_AnnualReturn2012	18.61%
Annual Return 2013	rr_AnnualReturn2013	2.35%
Annual Return 2014	rr_AnnualReturn2014	30.69%
Annual Return 2015	rr_AnnualReturn2015	1.85%
Annual Return 2016	rr_AnnualReturn2016	8.22%
Annual Return 2017	rr_AnnualReturn2017	7.81%
Annual Return 2018	rr_AnnualReturn2018	(2.78%)
Annual Return 2019	rr_AnnualReturn2019	26.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.97%)
1 Year	rr_AverageAnnualReturnYear01	26.87%	[24]
5 Years	rr_AverageAnnualReturnYear05	7.95%	[24]
10 Years	rr_AverageAnnualReturnYear10	11.63%	[24]
Institutional Shares | Sterling Capital Stratton Real Estate Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.85%	[24]
5 Years	rr_AverageAnnualReturnYear05	6.19%	[24]
10 Years	rr_AverageAnnualReturnYear10	10.13%	[24]
Institutional Shares | Sterling Capital Stratton Real Estate Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.62%	[24]
5 Years	rr_AverageAnnualReturnYear05	5.64%	[24]
10 Years	rr_AverageAnnualReturnYear10	9.10%	[24]
Institutional Shares | Sterling Capital Stratton Real Estate Fund | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.66%	[9]
5 Years	rr_AverageAnnualReturnYear05	8.43%	[9]
10 Years	rr_AverageAnnualReturnYear10	12.59%	[9]
Institutional Shares | Sterling Capital Stratton Real Estate Fund | S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Institutional Shares | Sterling Capital Stratton Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Stratton Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.60%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of December 31, 2019, the market capitalization of the largest company in the Russell 2000® Index was $8.4 billion. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	16.13%	12/31/2010
Worst quarter:	-18.71%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | Sterling Capital Stratton Small Cap Value Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STSCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[2],[10]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	591
Ten Years	rr_ExpenseExampleYear10	$ 1,320
Annual Return 2010	rr_AnnualReturn2010	22.91%
Annual Return 2011	rr_AnnualReturn2011	0.34%
Annual Return 2012	rr_AnnualReturn2012	15.10%
Annual Return 2013	rr_AnnualReturn2013	39.24%
Annual Return 2014	rr_AnnualReturn2014	3.09%
Annual Return 2015	rr_AnnualReturn2015	(4.14%)
Annual Return 2016	rr_AnnualReturn2016	25.25%
Annual Return 2017	rr_AnnualReturn2017	13.20%
Annual Return 2018	rr_AnnualReturn2018	(14.46%)
Annual Return 2019	rr_AnnualReturn2019	24.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.71%)
1 Year	rr_AverageAnnualReturnYear01	24.51%	[25]
5 Years	rr_AverageAnnualReturnYear05	7.68%	[25]
10 Years	rr_AverageAnnualReturnYear10	11.43%	[25]
Institutional Shares | Sterling Capital Stratton Small Cap Value Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.57%	[25]
5 Years	rr_AverageAnnualReturnYear05	6.18%	[25]
10 Years	rr_AverageAnnualReturnYear10	10.40%	[25]
Institutional Shares | Sterling Capital Stratton Small Cap Value Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.84%	[25]
5 Years	rr_AverageAnnualReturnYear05	5.91%	[25]
10 Years	rr_AverageAnnualReturnYear10	9.39%	[25]
Institutional Shares | Sterling Capital Stratton Small Cap Value Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Institutional Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital SMID Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.11%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund normally invests principally in equity securities and will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of small or middle capitalization companies (commonly referred to collectively as “smid” companies). Small or middle capitalization companies are generally defined as companies with market capitalizations within the range of those companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of purchase. As of December 31, 2019, the capitalization range of the Russell 2500™ Index was between $12.74 million and $20.01 billion and the capitalization range of the Russell Midcap® Index was between $823.69 million and $78.72 billion. The Fund may invest in common stock, Real Estate Investment Trusts (“REITs”), other investment companies, and American Depositary Receipts (“ADRs”). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio managers look for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio managers believe to be temporary economic circumstances. In choosing individual stocks, the portfolio managers perform fundamental analysis to examine valuation and growth characteristics of a particular issuer.

The portfolio managers may consider selling a stock owned by the Fund when the factors that induced the portfolio managers to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Limited Operating History Risk: The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Return for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	15.47%	03/21/2019
Worst quarter:	-16.59%	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMDOX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[26]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2],[26]
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	343
Five Years	rr_ExpenseExampleYear05	626
Ten Years	rr_ExpenseExampleYear10	$ 1,430
Annual Return 2017	rr_AnnualReturn2017	14.06%
Annual Return 2018	rr_AnnualReturn2018	(10.81%)
Annual Return 2019	rr_AnnualReturn2019	36.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 21, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.59%)
1 Year	rr_AverageAnnualReturnYear01	36.76%
Since Inception	rr_AverageAnnualReturnSinceInception	12.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Institutional Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	35.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Institutional Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.77%
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Institutional Shares | STERLING CAPITAL SMID OPPORTUNITIES FUND | Russell 2500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Institutional Shares | Sterling Capital Ultra Short Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Ultra Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; and (vii) variable and floating rate instruments. Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity. Duration is the expected life of a fixed-income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	1.10%	03/31/2019
Worst quarter:	-0.12%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | Sterling Capital Ultra Short Bond Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUSIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[1]
One Year	rr_ExpenseExampleYear01	$ 46
Three Years	rr_ExpenseExampleYear03	184
Five Years	rr_ExpenseExampleYear05	333
Ten Years	rr_ExpenseExampleYear10	$ 769
Annual Return 2013	rr_AnnualReturn2013	0.46%
Annual Return 2014	rr_AnnualReturn2014	0.37%
Annual Return 2015	rr_AnnualReturn2015	0.45%
Annual Return 2016	rr_AnnualReturn2016	1.33%
Annual Return 2017	rr_AnnualReturn2017	1.37%
Annual Return 2018	rr_AnnualReturn2018	1.66%
Annual Return 2019	rr_AnnualReturn2019	3.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.12%)
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
Institutional Shares | Sterling Capital Ultra Short Bond Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
Institutional Shares | Sterling Capital Ultra Short Bond Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	0.88%
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
Institutional Shares | Sterling Capital Ultra Short Bond Fund | FTSE 6 Month Treasury Bill Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.58%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	1.89%	03/31/2012
Worst quarter:	-0.77%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBSGX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.43%	[13]
One Year	rr_ExpenseExampleYear01	$ 44
Three Years	rr_ExpenseExampleYear03	160
Five Years	rr_ExpenseExampleYear05	286
Ten Years	rr_ExpenseExampleYear10	$ 655
Annual Return 2010	rr_AnnualReturn2010	2.06%
Annual Return 2011	rr_AnnualReturn2011	1.83%
Annual Return 2012	rr_AnnualReturn2012	4.24%
Annual Return 2013	rr_AnnualReturn2013	1.01%
Annual Return 2014	rr_AnnualReturn2014	0.96%
Annual Return 2015	rr_AnnualReturn2015	0.58%
Annual Return 2016	rr_AnnualReturn2016	1.92%
Annual Return 2017	rr_AnnualReturn2017	1.76%
Annual Return 2018	rr_AnnualReturn2018	1.33%
Annual Return 2019	rr_AnnualReturn2019	4.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.77%)
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.50%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	0.78%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	1.02%
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | ICE BofA Merrill Lynch 1-3 Year U.S. Corporate Government Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.07%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.58%
Institutional Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Intermediate U.S. Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.13%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). In addition, under normal circumstances, at least 90% of the value of the Fund’s investments in securities will consist of U.S. government securities. Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds, municipal securities and the shares of other investment companies. The Fund may also invest in Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on duration, yield curve structure and sector allocation based upon economic outlook and market expectations. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.85%	09/30/2011
Worst quarter:	-2.59%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBGVX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[15]
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	195
Five Years	rr_ExpenseExampleYear05	352
Ten Years	rr_ExpenseExampleYear10	$ 807
Annual Return 2010	rr_AnnualReturn2010	3.64%
Annual Return 2011	rr_AnnualReturn2011	6.35%
Annual Return 2012	rr_AnnualReturn2012	2.28%
Annual Return 2013	rr_AnnualReturn2013	(2.21%)
Annual Return 2014	rr_AnnualReturn2014	3.68%
Annual Return 2015	rr_AnnualReturn2015	0.28%
Annual Return 2016	rr_AnnualReturn2016	0.70%
Annual Return 2017	rr_AnnualReturn2017	1.50%
Annual Return 2018	rr_AnnualReturn2018	0.67%
Annual Return 2019	rr_AnnualReturn2019	5.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.59%)
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	2.20%
Institutional Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	1.07%
Institutional Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	1.21%
Institutional Shares | STERLING CAPITAL INTERMEDIATE US GOVERNMENT FUND | Bloomberg Barclays U.S. Government Intermediate Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income and a competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. All securities will be U.S. dollar-denominated although the Fund may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest in securities that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.50%	06/30/2019
Worst quarter:	-2.64%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BIBTX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[16]
One Year	rr_ExpenseExampleYear01	$ 46
Three Years	rr_ExpenseExampleYear03	173
Five Years	rr_ExpenseExampleYear05	311
Ten Years	rr_ExpenseExampleYear10	$ 713
Annual Return 2010	rr_AnnualReturn2010	7.98%
Annual Return 2011	rr_AnnualReturn2011	6.73%
Annual Return 2012	rr_AnnualReturn2012	6.14%
Annual Return 2013	rr_AnnualReturn2013	(0.97%)
Annual Return 2014	rr_AnnualReturn2014	5.99%
Annual Return 2015	rr_AnnualReturn2015	0.54%
Annual Return 2016	rr_AnnualReturn2016	3.75%
Annual Return 2017	rr_AnnualReturn2017	4.34%
Annual Return 2018	rr_AnnualReturn2018	(0.35%)
Annual Return 2019	rr_AnnualReturn2019	9.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.64%)
1 Year	rr_AverageAnnualReturnYear01	9.26%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.87%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Institutional Shares | Sterling Capital Corporate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Corporate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.23%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter; and (iv) Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be denominated in U.S. dollars and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be between 3 and 7 years.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	4.17%	03/31/2019
Worst quarter:	-3.12%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | Sterling Capital Corporate Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCCPX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[17]
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	217
Five Years	rr_ExpenseExampleYear05	380
Ten Years	rr_ExpenseExampleYear10	$ 855
Annual Return 2012	rr_AnnualReturn2012	10.67%
Annual Return 2013	rr_AnnualReturn2013	(0.82%)
Annual Return 2014	rr_AnnualReturn2014	4.93%
Annual Return 2015	rr_AnnualReturn2015	0.72%
Annual Return 2016	rr_AnnualReturn2016	4.46%
Annual Return 2017	rr_AnnualReturn2017	4.22%
Annual Return 2018	rr_AnnualReturn2018	(0.96%)
Annual Return 2019	rr_AnnualReturn2019	10.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.12%)
1 Year	rr_AverageAnnualReturnYear01	10.77%	[27]
5 Years	rr_AverageAnnualReturnYear05	3.76%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[27]
Institutional Shares | Sterling Capital Corporate Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.39%	[27]
5 Years	rr_AverageAnnualReturnYear05	2.34%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[27]
Institutional Shares | Sterling Capital Corporate Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.35%	[27]
5 Years	rr_AverageAnnualReturnYear05	2.24%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[27]
Institutional Shares | Sterling Capital Corporate Fund | Bloomberg Barclays Corporate Intermediate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	3.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Institutional Shares | Sterling Capital Quality Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Quality Income Fund (formerly, Sterling Capital Securitized Opportunities Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.58%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations). The Fund will invest in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

As part of its investment strategy, the Fund may engage in mortgage dollar roll transactions, under which the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Such investments will not exceed 25% of the Fund’s total assets. Mortgage dollar roll transactions may create investment leverage.

The Fund also will invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)); corporate debt securities, including corporate bonds, notes and debentures; preferred stock; and debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be within 1.5 years of the duration of the Bloomberg Barclays U.S. Mortgage Backed Securities Index.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, interest rate swaps, inverse floater securities, and interest-only and principal-only securities to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Mortgage Dollar Roll Risk: The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Mortgage dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the ability to correctly predict interest rates and prepayments. These transactions may increase the Fund’s portfolio turnover rate.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.41%	06/30/2019
Worst quarter:	-2.22%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | Sterling Capital Quality Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCSPX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[17]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[17]
One Year	rr_ExpenseExampleYear01	$ 61
Three Years	rr_ExpenseExampleYear03	201
Five Years	rr_ExpenseExampleYear05	353
Ten Years	rr_ExpenseExampleYear10	$ 795
Annual Return 2012	rr_AnnualReturn2012	4.42%
Annual Return 2013	rr_AnnualReturn2013	(1.65%)
Annual Return 2014	rr_AnnualReturn2014	5.81%
Annual Return 2015	rr_AnnualReturn2015	1.48%
Annual Return 2016	rr_AnnualReturn2016	2.76%
Annual Return 2017	rr_AnnualReturn2017	3.09%
Annual Return 2018	rr_AnnualReturn2018	1.48%
Annual Return 2019	rr_AnnualReturn2019	6.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.22%)
1 Year	rr_AverageAnnualReturnYear01	6.22%	[27]
5 Years	rr_AverageAnnualReturnYear05	2.99%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[27]
Institutional Shares | Sterling Capital Quality Income Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.93%	[27]
5 Years	rr_AverageAnnualReturnYear05	1.76%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[27]
Institutional Shares | Sterling Capital Quality Income Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.67%	[27]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[27]
Institutional Shares | Sterling Capital Quality Income Fund | Bloomberg Barclays U.S. Mortgage Backed Securities Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Institutional Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Kentucky Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.58%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky (e.g., adverse changes in Kentucky economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.09%	06/30/2011
Worst quarter:	-3.21%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BKITX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[2]
One Year	rr_ExpenseExampleYear01	$ 73
Three Years	rr_ExpenseExampleYear03	227
Five Years	rr_ExpenseExampleYear05	395
Ten Years	rr_ExpenseExampleYear10	$ 883
Annual Return 2010	rr_AnnualReturn2010	3.11%
Annual Return 2011	rr_AnnualReturn2011	8.62%
Annual Return 2012	rr_AnnualReturn2012	4.56%
Annual Return 2013	rr_AnnualReturn2013	(1.88%)
Annual Return 2014	rr_AnnualReturn2014	5.03%
Annual Return 2015	rr_AnnualReturn2015	2.21%
Annual Return 2016	rr_AnnualReturn2016	(0.05%)
Annual Return 2017	rr_AnnualReturn2017	3.07%
Annual Return 2018	rr_AnnualReturn2018	0.60%
Annual Return 2019	rr_AnnualReturn2019	5.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.21%)
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Institutional Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	2.92%
Institutional Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Institutional Shares | STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Institutional Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Maryland Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland (e.g., adverse changes in Maryland economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.94%	06/30/2011
Worst quarter:	-3.22%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMAIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
One Year	rr_ExpenseExampleYear01	$ 70
Three Years	rr_ExpenseExampleYear03	221
Five Years	rr_ExpenseExampleYear05	384
Ten Years	rr_ExpenseExampleYear10	$ 859
Annual Return 2010	rr_AnnualReturn2010	2.65%
Annual Return 2011	rr_AnnualReturn2011	8.14%
Annual Return 2012	rr_AnnualReturn2012	4.11%
Annual Return 2013	rr_AnnualReturn2013	(2.12%)
Annual Return 2014	rr_AnnualReturn2014	5.08%
Annual Return 2015	rr_AnnualReturn2015	2.39%
Annual Return 2016	rr_AnnualReturn2016	(0.37%)
Annual Return 2017	rr_AnnualReturn2017	3.43%
Annual Return 2018	rr_AnnualReturn2018	0.61%
Annual Return 2019	rr_AnnualReturn2019	5.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.22%)
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Institutional Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Institutional Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.29%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Institutional Shares | STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital North Carolina Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.12%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina (e.g., adverse changes in North Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.11%	06/30/2011
Worst quarter:	-3.26%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBNTX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
One Year	rr_ExpenseExampleYear01	$ 56
Three Years	rr_ExpenseExampleYear03	176
Five Years	rr_ExpenseExampleYear05	307
Ten Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2010	rr_AnnualReturn2010	2.91%
Annual Return 2011	rr_AnnualReturn2011	8.66%
Annual Return 2012	rr_AnnualReturn2012	4.35%
Annual Return 2013	rr_AnnualReturn2013	(2.21%)
Annual Return 2014	rr_AnnualReturn2014	5.43%
Annual Return 2015	rr_AnnualReturn2015	2.64%
Annual Return 2016	rr_AnnualReturn2016	(0.41%)
Annual Return 2017	rr_AnnualReturn2017	3.27%
Annual Return 2018	rr_AnnualReturn2018	0.72%
Annual Return 2019	rr_AnnualReturn2019	5.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.26%)
1 Year	rr_AverageAnnualReturnYear01	5.90%
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	2.98%
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital South Carolina Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.84%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina (e.g., adverse changes in South Carolina economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.09%	09/30/2010
Worst quarter:	-3.07%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSCIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
One Year	rr_ExpenseExampleYear01	$ 57
Three Years	rr_ExpenseExampleYear03	179
Five Years	rr_ExpenseExampleYear05	313
Ten Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2010	rr_AnnualReturn2010	3.34%
Annual Return 2011	rr_AnnualReturn2011	8.48%
Annual Return 2012	rr_AnnualReturn2012	4.86%
Annual Return 2013	rr_AnnualReturn2013	(1.89%)
Annual Return 2014	rr_AnnualReturn2014	5.57%
Annual Return 2015	rr_AnnualReturn2015	2.69%
Annual Return 2016	rr_AnnualReturn2016	(0.36%)
Annual Return 2017	rr_AnnualReturn2017	3.39%
Annual Return 2018	rr_AnnualReturn2018	0.75%
Annual Return 2019	rr_AnnualReturn2019	5.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.07%)
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Virginia Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.57%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia (e.g., adverse changes in Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.97%	06/30/2011
Worst quarter:	-3.44%	12/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BVATX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
One Year	rr_ExpenseExampleYear01	$ 57
Three Years	rr_ExpenseExampleYear03	179
Five Years	rr_ExpenseExampleYear05	313
Ten Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2010	rr_AnnualReturn2010	2.42%
Annual Return 2011	rr_AnnualReturn2011	8.19%
Annual Return 2012	rr_AnnualReturn2012	3.87%
Annual Return 2013	rr_AnnualReturn2013	(2.24%)
Annual Return 2014	rr_AnnualReturn2014	5.22%
Annual Return 2015	rr_AnnualReturn2015	2.40%
Annual Return 2016	rr_AnnualReturn2016	(0.53%)
Annual Return 2017	rr_AnnualReturn2017	3.28%
Annual Return 2018	rr_AnnualReturn2018	0.78%
Annual Return 2019	rr_AnnualReturn2019	6.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.44%)
1 Year	rr_AverageAnnualReturnYear01	6.13%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.81%
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital West Virginia Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.73%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia (e.g., adverse changes in West Virginia economic conditions, government policies or tax revenues and expenditures) than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	2.81%	06/30/2011
Worst quarter:	-3.12%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OWVAX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
One Year	rr_ExpenseExampleYear01	$ 57
Three Years	rr_ExpenseExampleYear03	179
Five Years	rr_ExpenseExampleYear05	313
Ten Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2010	rr_AnnualReturn2010	2.85%
Annual Return 2011	rr_AnnualReturn2011	8.56%
Annual Return 2012	rr_AnnualReturn2012	4.82%
Annual Return 2013	rr_AnnualReturn2013	(2.23%)
Annual Return 2014	rr_AnnualReturn2014	5.42%
Annual Return 2015	rr_AnnualReturn2015	2.73%
Annual Return 2016	rr_AnnualReturn2016	0.24%
Annual Return 2017	rr_AnnualReturn2017	3.42%
Annual Return 2018	rr_AnnualReturn2018	0.67%
Annual Return 2019	rr_AnnualReturn2019	5.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.12%)
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.81%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.47%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | ICE BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Institutional Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Diversified Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation by investing in a broad range of income generating asset classes and strategies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.68%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies and (ii) Sterling Capital Funds (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation while utilizing the Underlying Funds to express their view. Under normal circumstances, the Fund intends to invest substantially all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund expects to invest approximately 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities and approximately 45% to 75% of its total assets in Underlying Funds which invest mainly in debt securities (including investment grade and high yield (“junk”) bonds, floating rate securities, loans, mortgage-backed and asset-backed securities, U.S. government securities, municipal securities and insurance-linked securities). The Fund may invest in Underlying Funds that invest in securities of U.S., international and emerging market issuers. The Fund may invest in Underlying Funds that engage in long/short equity strategies and in options writing strategies (including cash-secured put writing and covered call writing) and that invest in derivatives, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and preferred stocks.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital Management LLC (“Sterling Capital”) may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is heightened for over-the-counter derivatives as compared to centrally cleared derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

U.S. Government Securities Risk: An Underlying Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Loan Risk: Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid.

MLP Risk: Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

Energy and Natural Resource Company Risk: An Underlying Fund that invests in MLPs may concentrate its investments in the energy infrastructure sector and may invest a significant portion of its assets in the natural resources sector of the economy, which includes a number of risks, including the following:

●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of MLPs.

●	Slowdowns in new construction and acquisitions can limit growth potential.

●	A sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows.

●	Depletion of the natural gas reserves or other commodities if not replaced, could impact an MLP’s ability to make distributions.

●	Changes in the regulatory environment could adversely affect the profitability of MLPs.

●	Extreme weather and environmental hazards could impact the value of MLP securities.

●	Rising interest rates could result in a higher cost of capital and drive investors into other investment opportunities.

●	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. An Underlying Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which an Underlying Fund invests.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, an Underlying Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Insurance-Linked Securities Risk: Insurance-linked securities may include event-linked securities (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance- and reinsurance-related securities.

Event-Linked Securities Risk: An Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.

Investing in Structured Reinsurance Investments Risk: An Underlying Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by an Underlying Fund. Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, an Underlying Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.

ILS Market and Reinvestment Risk: The size of the ILS market may change over time, which may limit the availability of ILS for investment by an Underlying Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by an Underlying Fund mature, or an Underlying Fund must sell securities in connection with share repurchases, such Underlying Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk: Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	7.69%	09/30/2010
Worst quarter:	-7.06%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMGTX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
One Year	rr_ExpenseExampleYear01	$ 124
Three Years	rr_ExpenseExampleYear03	387
Five Years	rr_ExpenseExampleYear05	670
Ten Years	rr_ExpenseExampleYear10	$ 1,477
Annual Return 2010	rr_AnnualReturn2010	11.56%
Annual Return 2011	rr_AnnualReturn2011	0.46%
Annual Return 2012	rr_AnnualReturn2012	9.49%
Annual Return 2013	rr_AnnualReturn2013	7.63%
Annual Return 2014	rr_AnnualReturn2014	6.91%
Annual Return 2015	rr_AnnualReturn2015	(1.74%)
Annual Return 2016	rr_AnnualReturn2016	8.66%
Annual Return 2017	rr_AnnualReturn2017	6.77%
Annual Return 2018	rr_AnnualReturn2018	(4.64%)
Annual Return 2019	rr_AnnualReturn2019	10.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.06%)
1 Year	rr_AverageAnnualReturnYear01	10.88%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Institutional Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Institutional Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.39%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Institutional Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | 40% MSCI World Index/ 60% Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Institutional Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | MSCI World Index (reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%	[19]
5 Years	rr_AverageAnnualReturnYear05	8.74%	[19]
10 Years	rr_AverageAnnualReturnYear10	9.47%	[19]
Institutional Shares | STERLING CAPITAL DIVERSIFIED INCOME FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[20]
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.41%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 40% to 75% of its total assets in underlying funds which invest mainly in equity securities and 20% to 50% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers. The Fund may invest in underlying funds that engage in long/short equity strategies and that invest in derivatives.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in the Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is heightened for over-the-counter derivatives as compared to centrally cleared derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	10.58%	09/30/2010
Worst quarter:	-12.63%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCGTX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[2],[21]
One Year	rr_ExpenseExampleYear01	$ 81
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	550
Ten Years	rr_ExpenseExampleYear10	$ 1,248
Annual Return 2010	rr_AnnualReturn2010	14.02%
Annual Return 2011	rr_AnnualReturn2011	(3.28%)
Annual Return 2012	rr_AnnualReturn2012	11.46%
Annual Return 2013	rr_AnnualReturn2013	12.40%
Annual Return 2014	rr_AnnualReturn2014	7.35%
Annual Return 2015	rr_AnnualReturn2015	(0.48%)
Annual Return 2016	rr_AnnualReturn2016	5.60%
Annual Return 2017	rr_AnnualReturn2017	15.14%
Annual Return 2018	rr_AnnualReturn2018	(6.97%)
Annual Return 2019	rr_AnnualReturn2019	16.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.63%)
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	6.86%
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.64%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	5.32%
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | 60% MSCI World Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | MSCI World Index (reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%	[19]
5 Years	rr_AverageAnnualReturnYear05	8.74%	[19]
10 Years	rr_AverageAnnualReturnYear10	9.47%	[19]
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[20]
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Strategic Allocation Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.69%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, under normal market conditions, the Fund expects to invest mainly in a mix of three to six Sterling Capital Funds; however, the Fund may invest in any Sterling Capital Fund, and the number and identity of the underlying funds in which the Fund invests may change at any time without notice. The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the underlying funds. Under normal circumstances, the Fund intends to invest all of its assets in underlying funds to the extent consistent with the Fund’s investment objective. The Fund may also invest in other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies.

The Fund will invest 55% to 90% of its total assets in underlying funds which invest mainly in equity securities, and 5% to 35% of its total assets in underlying funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities). The Fund will invest in underlying funds which invest in securities of U.S., international and emerging market issuers. The Fund may invest in underlying funds that engage in long/short equity strategies and that invest in derivatives.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

The underlying funds that are part of the Sterling Capital Funds group of investment companies are described in the Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Underlying Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that Sterling Capital may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by Sterling Capital may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Funds that invest mainly in equity securities may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Short Sale Risk: The Fund may invest in underlying funds that engage in short selling. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The underlying funds in which the Fund may invest will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the underlying fund’s assets) in connection with such short sales in a triparty account among the underlying fund, the prime broker and the underlying fund’s custodian. There can be no guarantee that the underlying fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Derivatives Risk: The possibility that an underlying fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. An underlying fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is heightened for over-the-counter derivatives as compared to centrally cleared derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the underlying fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	12.17%	09/30/2010
Worst quarter:	-15.99%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCMTX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[21]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.84%	[2],[21]
One Year	rr_ExpenseExampleYear01	$ 86
Three Years	rr_ExpenseExampleYear03	322
Five Years	rr_ExpenseExampleYear05	577
Ten Years	rr_ExpenseExampleYear10	$ 1,306
Annual Return 2010	rr_AnnualReturn2010	15.03%
Annual Return 2011	rr_AnnualReturn2011	(5.41%)
Annual Return 2012	rr_AnnualReturn2012	12.58%
Annual Return 2013	rr_AnnualReturn2013	16.28%
Annual Return 2014	rr_AnnualReturn2014	7.60%
Annual Return 2015	rr_AnnualReturn2015	(0.66%)
Annual Return 2016	rr_AnnualReturn2016	5.95%
Annual Return 2017	rr_AnnualReturn2017	17.87%
Annual Return 2018	rr_AnnualReturn2018	(8.40%)
Annual Return 2019	rr_AnnualReturn2019	17.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.99%)
1 Year	rr_AverageAnnualReturnYear01	17.93%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	7.46%
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.81%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	5.95%
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | 75% MSCI World Index/ 25% Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.87%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	8.20%
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | MSCI World Index (reflects no deductions for fees or expenses, but shown net of withholding tax on dividend reinvestments)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.67%	[19]
5 Years	rr_AverageAnnualReturnYear05	8.74%	[19]
10 Years	rr_AverageAnnualReturnYear10	9.47%	[19]
Institutional Shares | STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[20]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[20]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[20]
Class R Shares | STERLING CAPITAL MID VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Mid Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.62%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated upwards to reflect current net asset levels.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $2 billion and $38 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund may invest in securities of small and large capitalization companies.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager considers both quantitative and qualitative factors to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage, a favorable industry structure and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change or the expected level of progress cannot be demonstrated. The Fund may reduce its position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	16.04%	03/31/2013
Worst quarter:	-20.90%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R Shares | STERLING CAPITAL MID VALUE FUND | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OVERX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 145
Three Years	rr_ExpenseExampleYear03	468
Five Years	rr_ExpenseExampleYear05	815
Ten Years	rr_ExpenseExampleYear10	$ 1,794
Annual Return 2010	rr_AnnualReturn2010	20.31%
Annual Return 2011	rr_AnnualReturn2011	(3.84%)
Annual Return 2012	rr_AnnualReturn2012	11.53%
Annual Return 2013	rr_AnnualReturn2013	43.69%
Annual Return 2014	rr_AnnualReturn2014	5.31%
Annual Return 2015	rr_AnnualReturn2015	(2.42%)
Annual Return 2016	rr_AnnualReturn2016	15.85%
Annual Return 2017	rr_AnnualReturn2017	13.63%
Annual Return 2018	rr_AnnualReturn2018	(18.47%)
Annual Return 2019	rr_AnnualReturn2019	28.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
1 Year	rr_AverageAnnualReturnYear01	28.65%	[28]
5 Years	rr_AverageAnnualReturnYear05	6.14%	[28]
10 Years	rr_AverageAnnualReturnYear10	10.13%	[28]
Class R Shares | STERLING CAPITAL MID VALUE FUND | After Taxes on Distributions | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.63%	[28]
5 Years	rr_AverageAnnualReturnYear05	3.65%	[28]
10 Years	rr_AverageAnnualReturnYear10	8.45%	[28]
Class R Shares | STERLING CAPITAL MID VALUE FUND | After Taxes on Distributions and Sales | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.65%	[28]
5 Years	rr_AverageAnnualReturnYear05	4.43%	[28]
10 Years	rr_AverageAnnualReturnYear10	8.07%	[28]
Class R Shares | STERLING CAPITAL MID VALUE FUND | Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	12.41%
Class R Shares | Sterling Capital Behavioral Small Cap Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral Small Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.82%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of December 31, 2019, the smallest company in the Russell 2000® Index had a market capitalization of $12.74 million and the largest company had a market capitalization of $8.34 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	17.89%	12/31/2010
Worst quarter:	-22.32%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPSRX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[2]
One Year	rr_ExpenseExampleYear01	$ 133
Three Years	rr_ExpenseExampleYear03	415
Five Years	rr_ExpenseExampleYear05	718
Ten Years	rr_ExpenseExampleYear10	$ 1,579
Annual Return 2010	rr_AnnualReturn2010	26.10%
Annual Return 2011	rr_AnnualReturn2011	(8.73%)
Annual Return 2012	rr_AnnualReturn2012	12.30%
Annual Return 2013	rr_AnnualReturn2013	37.34%
Annual Return 2014	rr_AnnualReturn2014	4.66%
Annual Return 2015	rr_AnnualReturn2015	(3.17%)
Annual Return 2016	rr_AnnualReturn2016	23.34%
Annual Return 2017	rr_AnnualReturn2017	8.43%
Annual Return 2018	rr_AnnualReturn2018	(17.75%)
Annual Return 2019	rr_AnnualReturn2019	21.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.32%)
1 Year	rr_AverageAnnualReturnYear01	21.30%	[28]
5 Years	rr_AverageAnnualReturnYear05	5.26%	[28]
10 Years	rr_AverageAnnualReturnYear10	9.11%	[28]
Class R Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | After Taxes on Distributions | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.85%	[28]
5 Years	rr_AverageAnnualReturnYear05	4.18%	[28]
10 Years	rr_AverageAnnualReturnYear10	7.88%	[28]
Class R Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | After Taxes on Distributions and Sales | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.76%	[28]
5 Years	rr_AverageAnnualReturnYear05	3.98%	[28]
10 Years	rr_AverageAnnualReturnYear10	7.21%	[28]
Class R Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Class R Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Special Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.31%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then performs a fundamental analysis to examine the valuation, growth and momentum characteristics of a particular issuer. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	14.52%	03/31/2019
Worst quarter:	-16.45%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOPRX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
One Year	rr_ExpenseExampleYear01	$ 138
Three Years	rr_ExpenseExampleYear03	431
Five Years	rr_ExpenseExampleYear05	745
Ten Years	rr_ExpenseExampleYear10	$ 1,635
Annual Return 2010	rr_AnnualReturn2010	13.58%
Annual Return 2011	rr_AnnualReturn2011	(4.21%)
Annual Return 2012	rr_AnnualReturn2012	15.07%
Annual Return 2013	rr_AnnualReturn2013	26.70%
Annual Return 2014	rr_AnnualReturn2014	15.29%
Annual Return 2015	rr_AnnualReturn2015	7.59%
Annual Return 2016	rr_AnnualReturn2016	4.82%
Annual Return 2017	rr_AnnualReturn2017	19.04%
Annual Return 2018	rr_AnnualReturn2018	(5.08%)
Annual Return 2019	rr_AnnualReturn2019	27.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.45%)
1 Year	rr_AverageAnnualReturnYear01	27.85%	[28]
5 Years	rr_AverageAnnualReturnYear05	10.25%	[28]
10 Years	rr_AverageAnnualReturnYear10	11.53%	[28]
Class R Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | After Taxes on Distributions | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.31%	[28]
5 Years	rr_AverageAnnualReturnYear05	8.36%	[28]
10 Years	rr_AverageAnnualReturnYear10	10.03%	[28]
Class R Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | After Taxes on Distributions and Sales | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.54%	[28]
5 Years	rr_AverageAnnualReturnYear05	7.81%	[28]
10 Years	rr_AverageAnnualReturnYear10	9.24%	[28]
Class R Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Class R Shares | STERLING CAPITAL EQUITY INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	12.95%	09/30/2010
Worst quarter:	-9.01%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BAERX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
One Year	rr_ExpenseExampleYear01	$ 129
Three Years	rr_ExpenseExampleYear03	403
Five Years	rr_ExpenseExampleYear05	697
Ten Years	rr_ExpenseExampleYear10	$ 1,534
Annual Return 2010	rr_AnnualReturn2010	16.34%
Annual Return 2011	rr_AnnualReturn2011	7.90%
Annual Return 2012	rr_AnnualReturn2012	9.58%
Annual Return 2013	rr_AnnualReturn2013	23.50%
Annual Return 2014	rr_AnnualReturn2014	3.66%
Annual Return 2015	rr_AnnualReturn2015	(3.48%)
Annual Return 2016	rr_AnnualReturn2016	15.16%
Annual Return 2017	rr_AnnualReturn2017	20.32%
Annual Return 2018	rr_AnnualReturn2018	(1.14%)
Annual Return 2019	rr_AnnualReturn2019	24.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.01%)
1 Year	rr_AverageAnnualReturnYear01	24.70%	[28]
5 Years	rr_AverageAnnualReturnYear05	10.52%	[28]
10 Years	rr_AverageAnnualReturnYear10	11.18%	[28]
Class R Shares | STERLING CAPITAL EQUITY INCOME FUND | After Taxes on Distributions | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.07%	[28]
5 Years	rr_AverageAnnualReturnYear05	8.73%	[28]
10 Years	rr_AverageAnnualReturnYear10	9.96%	[28]
Class R Shares | STERLING CAPITAL EQUITY INCOME FUND | After Taxes on Distributions and Sales | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.70%	[28]
5 Years	rr_AverageAnnualReturnYear05	8.03%	[28]
10 Years	rr_AverageAnnualReturnYear10	9.04%	[28]
Class R Shares | STERLING CAPITAL EQUITY INCOME FUND | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Class R Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income and a competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. All securities will be U.S. dollar-denominated although the Fund may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest in securities that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.29%	06/30/2019
Worst quarter:	-2.80%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BICRX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[16]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[16]
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	331
Five Years	rr_ExpenseExampleYear05	583
Ten Years	rr_ExpenseExampleYear10	$ 1,305
Annual Return 2010	rr_AnnualReturn2010	7.98%
Annual Return 2011	rr_AnnualReturn2011	6.21%
Annual Return 2012	rr_AnnualReturn2012	5.61%
Annual Return 2013	rr_AnnualReturn2013	(1.60%)
Annual Return 2014	rr_AnnualReturn2014	5.53%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	3.23%
Annual Return 2017	rr_AnnualReturn2017	3.94%
Annual Return 2018	rr_AnnualReturn2018	(0.86%)
Annual Return 2019	rr_AnnualReturn2019	8.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
1 Year	rr_AverageAnnualReturnYear01	8.74%	[28]
5 Years	rr_AverageAnnualReturnYear05	2.96%	[28]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[28]
Class R Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | After Taxes on Distributions | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.58%	[28]
5 Years	rr_AverageAnnualReturnYear05	1.79%	[28]
10 Years	rr_AverageAnnualReturnYear10	2.33%	[28]
Class R Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | After Taxes on Distributions and Sales | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.16%	[28]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[28]
10 Years	rr_AverageAnnualReturnYear10	2.32%	[28]
Class R Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Class R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral Large Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in equity securities of large companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142.59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.59%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of December 31, 2019, the smallest company in the S&P 500® Index had a market capitalization of $4.58 billion and the largest company had a market capitalization of $1.3 trillion. Under normal market conditions, the Fund primarily invests in U.S. traded equity securities. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)) and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — large cap stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R6 Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	12.61%	03/31/2012
Worst quarter:	-16.43%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRDX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[29]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[29]
One Year	rr_ExpenseExampleYear01	$ 60
Three Years	rr_ExpenseExampleYear03	200
Five Years	rr_ExpenseExampleYear05	352
Ten Years	rr_ExpenseExampleYear10	$ 794
Annual Return 2010	rr_AnnualReturn2010	11.69%
Annual Return 2011	rr_AnnualReturn2011	(3.73%)
Annual Return 2012	rr_AnnualReturn2012	14.52%
Annual Return 2013	rr_AnnualReturn2013	27.01%
Annual Return 2014	rr_AnnualReturn2014	16.08%
Annual Return 2015	rr_AnnualReturn2015	(2.08%)
Annual Return 2016	rr_AnnualReturn2016	10.69%
Annual Return 2017	rr_AnnualReturn2017	18.82%
Annual Return 2018	rr_AnnualReturn2018	(10.31%)
Annual Return 2019	rr_AnnualReturn2019	20.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.43%)
1 Year	rr_AverageAnnualReturnYear01	20.30%	[30]
5 Years	rr_AverageAnnualReturnYear05	6.81%	[30]
10 Years	rr_AverageAnnualReturnYear10	9.70%	[30]
Class R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.76%	[30]
5 Years	rr_AverageAnnualReturnYear05	5.67%	[30]
10 Years	rr_AverageAnnualReturnYear10	8.99%	[30]
Class R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.03%	[30]
5 Years	rr_AverageAnnualReturnYear05	5.22%	[30]
10 Years	rr_AverageAnnualReturnYear10	7.91%	[30]
Class R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Class R6 Shares | STERLING CAPITAL MID VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Mid Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.62%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated upwards to reflect current net asset levels.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $2 billion and $38 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs. The Fund may invest in securities of small and large capitalization companies.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager considers both quantitative and qualitative factors to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage, a favorable industry structure and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change or the expected level of progress cannot be demonstrated. The Fund may reduce its position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R6 Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	16.18%	03/31/2013
Worst quarter:	-20.86%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | STERLING CAPITAL MID VALUE FUND | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRMX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[31]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[2],[31]
One Year	rr_ExpenseExampleYear01	$ 84
Three Years	rr_ExpenseExampleYear03	303
Five Years	rr_ExpenseExampleYear05	539
Ten Years	rr_ExpenseExampleYear10	$ 1,219
Annual Return 2010	rr_AnnualReturn2010	20.31%
Annual Return 2011	rr_AnnualReturn2011	(3.46%)
Annual Return 2012	rr_AnnualReturn2012	12.31%
Annual Return 2013	rr_AnnualReturn2013	45.80%
Annual Return 2014	rr_AnnualReturn2014	5.61%
Annual Return 2015	rr_AnnualReturn2015	(1.94%)
Annual Return 2016	rr_AnnualReturn2016	16.53%
Annual Return 2017	rr_AnnualReturn2017	14.15%
Annual Return 2018	rr_AnnualReturn2018	(18.05%)
Annual Return 2019	rr_AnnualReturn2019	29.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.86%)
1 Year	rr_AverageAnnualReturnYear01	29.32%	[30]
5 Years	rr_AverageAnnualReturnYear05	6.72%	[30]
10 Years	rr_AverageAnnualReturnYear10	10.77%	[30]
Class R6 Shares | STERLING CAPITAL MID VALUE FUND | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.42%	[30]
5 Years	rr_AverageAnnualReturnYear05	4.28%	[30]
10 Years	rr_AverageAnnualReturnYear10	9.09%	[30]
Class R6 Shares | STERLING CAPITAL MID VALUE FUND | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.96%	[30]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[30]
10 Years	rr_AverageAnnualReturnYear10	8.61%	[30]
Class R6 Shares | STERLING CAPITAL MID VALUE FUND | Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	12.41%
Class R6 Shares | Sterling Capital Behavioral Small Cap Value Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral Small Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in equity securities of small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.82%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small capitalization companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Index at the time of purchase. As of December 31, 2019, the smallest company in the Russell 2000® Index had a market capitalization of $12.74 million and the largest company had a market capitalization of $8.34 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”)), and U.S. traded equity stocks of foreign companies. The Fund may invest in securities of middle and large capitalization companies.

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — small company stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R6 Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	18.23%	12/31/2010
Worst quarter:	-22.38%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRBX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[32]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2],[32]
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	253
Five Years	rr_ExpenseExampleYear05	444
Ten Years	rr_ExpenseExampleYear10	$ 996
Annual Return 2010	rr_AnnualReturn2010	26.10%
Annual Return 2011	rr_AnnualReturn2011	(9.00%)
Annual Return 2012	rr_AnnualReturn2012	12.47%
Annual Return 2013	rr_AnnualReturn2013	38.24%
Annual Return 2014	rr_AnnualReturn2014	4.97%
Annual Return 2015	rr_AnnualReturn2015	(2.65%)
Annual Return 2016	rr_AnnualReturn2016	24.08%
Annual Return 2017	rr_AnnualReturn2017	8.89%
Annual Return 2018	rr_AnnualReturn2018	(17.34%)
Annual Return 2019	rr_AnnualReturn2019	21.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
1 Year	rr_AverageAnnualReturnYear01	21.99%	[30]
5 Years	rr_AverageAnnualReturnYear05	5.83%	[30]
10 Years	rr_AverageAnnualReturnYear10	9.54%	[30]
Class R6 Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.37%	[30]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[30]
10 Years	rr_AverageAnnualReturnYear10	8.23%	[30]
Class R6 Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.21%	[30]
5 Years	rr_AverageAnnualReturnYear05	4.41%	[30]
10 Years	rr_AverageAnnualReturnYear10	7.55%	[30]
Class R6 Shares | Sterling Capital Behavioral Small Cap Value Equity Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Class R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Special Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.31%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then performs a fundamental analysis to examine the valuation, growth and momentum characteristics of a particular issuer. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R6 Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	14.71%	03/31/2019
Worst quarter:	-16.31%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRSX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[33]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%	[33]
One Year	rr_ExpenseExampleYear01	$ 80
Three Years	rr_ExpenseExampleYear03	266
Five Years	rr_ExpenseExampleYear05	469
Ten Years	rr_ExpenseExampleYear10	$ 1,053
Annual Return 2010	rr_AnnualReturn2010	13.58%
Annual Return 2011	rr_AnnualReturn2011	(3.71%)
Annual Return 2012	rr_AnnualReturn2012	15.63%
Annual Return 2013	rr_AnnualReturn2013	27.27%
Annual Return 2014	rr_AnnualReturn2014	15.87%
Annual Return 2015	rr_AnnualReturn2015	8.11%
Annual Return 2016	rr_AnnualReturn2016	5.36%
Annual Return 2017	rr_AnnualReturn2017	19.66%
Annual Return 2018	rr_AnnualReturn2018	(4.61%)
Annual Return 2019	rr_AnnualReturn2019	28.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.31%)
1 Year	rr_AverageAnnualReturnYear01	28.66%	[30]
5 Years	rr_AverageAnnualReturnYear05	10.85%	[30]
10 Years	rr_AverageAnnualReturnYear10	12.06%	[30]
Class R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.10%	[30]
5 Years	rr_AverageAnnualReturnYear05	8.98%	[30]
10 Years	rr_AverageAnnualReturnYear10	10.56%	[30]
Class R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.03%	[30]
5 Years	rr_AverageAnnualReturnYear05	8.29%	[30]
10 Years	rr_AverageAnnualReturnYear10	9.69%	[30]
Class R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Class R6 Shares | STERLING CAPITAL EQUITY INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what the portfolio manager believes to be their long-term investment value. The portfolio manager also considers environmental, social and governance (“ESG”) factors as part of the investment process. The Fund may invest in securities of issuers of any capitalization range.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. When the Fund writes a covered call option on a security, the Fund limits its opportunity to profit from an increase in the market price of the security above the exercise price of the option. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R6 Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	13.00%	09/30/2010
Worst quarter:	-8.91%	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STREX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[34]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[34]
One Year	rr_ExpenseExampleYear01	$ 68
Three Years	rr_ExpenseExampleYear03	236
Five Years	rr_ExpenseExampleYear05	418
Ten Years	rr_ExpenseExampleYear10	$ 945
Annual Return 2010	rr_AnnualReturn2010	16.34%
Annual Return 2011	rr_AnnualReturn2011	8.19%
Annual Return 2012	rr_AnnualReturn2012	10.18%
Annual Return 2013	rr_AnnualReturn2013	24.08%
Annual Return 2014	rr_AnnualReturn2014	4.16%
Annual Return 2015	rr_AnnualReturn2015	(2.91%)
Annual Return 2016	rr_AnnualReturn2016	15.64%
Annual Return 2017	rr_AnnualReturn2017	20.96%
Annual Return 2018	rr_AnnualReturn2018	(0.67%)
Annual Return 2019	rr_AnnualReturn2019	25.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.91%)
1 Year	rr_AverageAnnualReturnYear01	25.44%	[30]
5 Years	rr_AverageAnnualReturnYear05	11.12%	[30]
10 Years	rr_AverageAnnualReturnYear10	11.75%	[30]
Class R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.64%	[30]
5 Years	rr_AverageAnnualReturnYear05	9.21%	[30]
10 Years	rr_AverageAnnualReturnYear10	10.42%	[30]
Class R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.24%	[30]
5 Years	rr_AverageAnnualReturnYear05	8.50%	[30]
10 Years	rr_AverageAnnualReturnYear10	9.50%	[30]
Class R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Class R6 Shares | Sterling Capital Behavioral International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Behavioral International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return, by investing primarily in international developed market equity securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.74%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of foreign (non-U.S.) companies. Under normal market conditions, the Fund primarily invests in “developed market” equity securities, which encompasses markets included in the MSCI EAFE® Index and other markets with similar characteristics (e.g., sustained economic development, sufficient liquidity for listed companies and accessible markets). The Fund also may invest in securities of real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). The Fund may invest in securities of issuers of any capitalization range.

Sterling Capital applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics (i.e., experienced-based techniques for decision making) and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process. In implementing behavioral finance principles, Sterling Capital ranks companies in the Fund’s investment universe based on a number of factors that it believes can be indicators of under- or over-valuation of a security by the market, such as valuation (e.g., seeking to invest in companies that Sterling Capital believes are undervalued), price momentum (e.g., identifying securities that Sterling Capital believes will experience sustained positive price momentum) and earnings revisions (e.g., identifying and capitalizing on what Sterling Capital believes are under-reactions by the market to positive earnings revisions). Sterling Capital also takes into account such factors as market capitalization, country exposure, and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure, country exposure or diversification considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. The market prices of many foreign securities fluctuate more than those of U.S. securities. Foreign securities may be adversely affected by various factors, including custody and trade settlement practices, higher transaction costs, application of non-U.S. taxes, lower liquidity and stability compared to U.S. markets, currency fluctuations and social, economic or political instability.

Foreign Currency Risk: Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that a market segment on which this Fund focuses — foreign stocks, value stocks and momentum stocks — will underperform other kinds of investments or market averages. In addition, the Fund’s focus on behavioral finance principles may cause the Fund to underperform funds that do not employ a behavioral finance strategy. There can be no guarantee that the factors that the Fund’s investment adviser considers in selecting stocks, and the weight that the adviser puts on each factor, will be effective in identifying and capitalizing on stock price anomalies.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices fluctuate more, than those of larger firms.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R6 Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	8.69%	09/30/2017
Worst quarter:	-14.13%	12/31/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | Sterling Capital Behavioral International Equity Fund | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRCX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[5],[35]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%	[5],[35]
One Year	rr_ExpenseExampleYear01	$ 65
Three Years	rr_ExpenseExampleYear03	259
Five Years	rr_ExpenseExampleYear05	469
Ten Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2015	rr_AnnualReturn2015	0.42%
Annual Return 2016	rr_AnnualReturn2016	2.37%
Annual Return 2017	rr_AnnualReturn2017	26.95%
Annual Return 2018	rr_AnnualReturn2018	(18.09%)
Annual Return 2019	rr_AnnualReturn2019	15.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.13%)
1 Year	rr_AverageAnnualReturnYear01	15.23%	[30]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014	[30]
Class R6 Shares | Sterling Capital Behavioral International Equity Fund | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.55%	[30]
5 Years	rr_AverageAnnualReturnYear05	3.44%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014	[30]
Class R6 Shares | Sterling Capital Behavioral International Equity Fund | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.73%	[30]
5 Years	rr_AverageAnnualReturnYear05	3.34%	[30]
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2014	[30]
Class R6 Shares | Sterling Capital Behavioral International Equity Fund | MSCI EAFE® Net Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
Class R6 Shares | Sterling Capital Stratton Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Stratton Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.56%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of purchase (“real estate companies”) including Real Estate Investment Trusts (“REITs”). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund will invest more than 25% of its assets in REITs, including mortgage REITs and other real estate-related securities. The Fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises. The Fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. In pursuing total return, the Fund will emphasize both capital appreciation and current income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Concentration Risk: The risk that the Fund’s concentration in REITs and other real estate-related securities may produce a greater risk of loss than a more diversified mutual fund.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on February 1, 2020. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	15.78%	03/31/2019
Worst quarter:	-13.97%	09/30/2011

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | Sterling Capital Stratton Real Estate Fund | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCREX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[36]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[37]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[37]
One Year	rr_ExpenseExampleYear01	$ 75
Three Years	rr_ExpenseExampleYear03	253
Five Years	rr_ExpenseExampleYear05	446
Ten Years	rr_ExpenseExampleYear10	$ 1,005
Annual Return 2010	rr_AnnualReturn2010	22.60%
Annual Return 2011	rr_AnnualReturn2011	5.35%
Annual Return 2012	rr_AnnualReturn2012	18.61%
Annual Return 2013	rr_AnnualReturn2013	2.35%
Annual Return 2014	rr_AnnualReturn2014	30.69%
Annual Return 2015	rr_AnnualReturn2015	1.85%
Annual Return 2016	rr_AnnualReturn2016	8.22%
Annual Return 2017	rr_AnnualReturn2017	7.81%
Annual Return 2018	rr_AnnualReturn2018	(2.78%)
Annual Return 2019	rr_AnnualReturn2019	26.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.97%)
1 Year	rr_AverageAnnualReturnYear01	26.87%	[24],[38]
5 Years	rr_AverageAnnualReturnYear05	7.95%	[24],[38]
10 Years	rr_AverageAnnualReturnYear10	11.63%	[24],[38]
Class R6 Shares | Sterling Capital Stratton Real Estate Fund | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.85%	[24],[38]
5 Years	rr_AverageAnnualReturnYear05	6.19%	[24],[38]
10 Years	rr_AverageAnnualReturnYear10	10.13%	[24],[38]
Class R6 Shares | Sterling Capital Stratton Real Estate Fund | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.62%	[24],[38]
5 Years	rr_AverageAnnualReturnYear05	5.64%	[24],[38]
10 Years	rr_AverageAnnualReturnYear10	9.10%	[24],[38]
Class R6 Shares | Sterling Capital Stratton Real Estate Fund | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.66%	[9]
5 Years	rr_AverageAnnualReturnYear05	8.43%	[9]
10 Years	rr_AverageAnnualReturnYear10	12.59%	[9]
Class R6 Shares | Sterling Capital Stratton Real Estate Fund | S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Class R6 Shares | Sterling Capital Stratton Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Stratton Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.60%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of December 31, 2019, the market capitalization of the largest company in the Russell 2000® Index was $8.4 billion. The Fund may also invest in REITs, including mortgage REITs, and other real estate-related securities.

Sterling Capital Management LLC (“Sterling Capital”) believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, Sterling Capital focuses on a stock’s fundamental valuation relative to its peers. Sterling Capital considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, Sterling Capital seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities, and their market prices often fluctuate more, than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of two broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on February 1, 2020. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	16.13%	12/31/2010
Worst quarter:	-18.71%	09/30/2011

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | Sterling Capital Stratton Small Cap Value Fund | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCSIX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[36]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2],[39]
One Year	rr_ExpenseExampleYear01	$ 90
Three Years	rr_ExpenseExampleYear03	326
Five Years	rr_ExpenseExampleYear05	581
Ten Years	rr_ExpenseExampleYear10	$ 1,310
Annual Return 2010	rr_AnnualReturn2010	22.91%
Annual Return 2011	rr_AnnualReturn2011	0.34%
Annual Return 2012	rr_AnnualReturn2012	15.10%
Annual Return 2013	rr_AnnualReturn2013	39.24%
Annual Return 2014	rr_AnnualReturn2014	3.09%
Annual Return 2015	rr_AnnualReturn2015	(4.14%)
Annual Return 2016	rr_AnnualReturn2016	25.25%
Annual Return 2017	rr_AnnualReturn2017	13.20%
Annual Return 2018	rr_AnnualReturn2018	(14.46%)
Annual Return 2019	rr_AnnualReturn2019	24.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.71%)
1 Year	rr_AverageAnnualReturnYear01	24.51%	[25],[38]
5 Years	rr_AverageAnnualReturnYear05	7.68%	[25],[38]
10 Years	rr_AverageAnnualReturnYear10	11.43%	[25],[38]
Class R6 Shares | Sterling Capital Stratton Small Cap Value Fund | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.57%	[25],[38]
5 Years	rr_AverageAnnualReturnYear05	6.18%	[25],[38]
10 Years	rr_AverageAnnualReturnYear10	10.40%	[25],[38]
Class R6 Shares | Sterling Capital Stratton Small Cap Value Fund | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.84%	[25],[38]
5 Years	rr_AverageAnnualReturnYear05	5.91%	[25],[38]
10 Years	rr_AverageAnnualReturnYear10	9.39%	[25],[38]
Class R6 Shares | Sterling Capital Stratton Small Cap Value Fund | Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Class R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income and a competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. All securities will be U.S. dollar-denominated although the Fund may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest in securities that are investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis (a comparison of current and historical valuation relationships between various sectors). Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class R6 Shares Annual Total Returns for years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	3.53%	06/30/2019
Worst quarter:	-2.64%	06/30/2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Class R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRDX
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[16],[40]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[16],[40]
One Year	rr_ExpenseExampleYear01	$ 36
Three Years	rr_ExpenseExampleYear03	163
Five Years	rr_ExpenseExampleYear05	301
Ten Years	rr_ExpenseExampleYear10	$ 704
Annual Return 2010	rr_AnnualReturn2010	7.98%
Annual Return 2011	rr_AnnualReturn2011	6.73%
Annual Return 2012	rr_AnnualReturn2012	6.14%
Annual Return 2013	rr_AnnualReturn2013	(0.97%)
Annual Return 2014	rr_AnnualReturn2014	5.99%
Annual Return 2015	rr_AnnualReturn2015	0.54%
Annual Return 2016	rr_AnnualReturn2016	3.75%
Annual Return 2017	rr_AnnualReturn2017	4.34%
Annual Return 2018	rr_AnnualReturn2018	(0.35%)
Annual Return 2019	rr_AnnualReturn2019	9.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.64%)
1 Year	rr_AverageAnnualReturnYear01	9.37%	[30]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[30]
10 Years	rr_AverageAnnualReturnYear10	4.31%	[30]
Class R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | After Taxes on Distributions | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.93%	[30]
5 Years	rr_AverageAnnualReturnYear05	2.08%	[30]
10 Years	rr_AverageAnnualReturnYear10	2.69%	[30]
Class R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | After Taxes on Distributions and Sales | Class R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[30]
5 Years	rr_AverageAnnualReturnYear05	2.03%	[30]
10 Years	rr_AverageAnnualReturnYear10	2.67%	[30]
Class R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%

[1]	"Other Expenses" have been restated upwards to reflect current net asset levels.
[2]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.61% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[4]	Performance for Class A and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this Prospectus.
[5]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[6]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.66% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[7]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Mid Cap Value Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[8]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Real Estate Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[9]	Returns for the FTSE Nareit All Equity REITs Index are included to show how the Fund's performance compared with the returns of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.
[10]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.75% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[11]	Performance for Class A Shares and Class C Shares for periods prior to inception on November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Small Cap Value Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[12]	The Fund's adviser has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class A Shares, exceed 1.04% of the Class A Shares' average daily net assets and, for the Fund's Class C Shares, exceed 1.79% of the Class C Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[13]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.20% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[14]	Performance for Class C Shares for periods prior to inception on February 1, 2012 is based on the performance of Class A Shares of the Fund.
[15]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.16% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[16]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.24% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[17]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.31% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[18]	Performance for Class A Shares and Class C Shares for periods prior to inception on February 1, 2013 is based on the performance of Class S Shares of the Fund which were redesignated as Institutional Shares as of February 1, 2013. Class S Shares commenced operations on June 30, 2011. Institutional Shares are not offered in this Prospectus.
[19]	Returns for the MSCI World Index are included to show how the Fund's performance compared with the returns of world equity markets generally.
[20]	Returns for the Bloomberg Barclays U.S. Aggregate Bond Index are included to show how the Fund's performance compared with the returns of U.S. bond markets generally.
[21]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.00% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[22]	The Fund's adviser has contractually agreed to limit the management fees paid by the Fund to 0.02% for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[23]	Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Mid Cap Value Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[24]	Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Real Estate Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[25]	Performance for the Institutional Shares prior to November 16, 2015 is based on the performance of the shares of the Fund's predecessor, the Stratton Small Cap Value Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.
[26]	The Fund's adviser has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Institutional Shares, exceed 0.79% of the Institutional Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital Management LLC ("Sterling Capital").
[27]	Performance of Institutional Shares for periods prior to February 1, 2013 is based on the performance of Class S Shares of the Fund which were redesignated as Institutional Shares as of February 1, 2013.
[28]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.
[29]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.59% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.
[30]	Performance for Class R6 Shares for periods prior to inception on February 1, 2018 is based on the performance of the Institutional Shares of the Fund.
[31]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.81% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.
[32]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.74% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.
[33]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.78% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.
[34]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.67% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.
[35]	The Fund's administrator, Sterling Capital, has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.64% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.
[36]	The amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.
[37]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.73% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.
[38]	Class R6 Shares commenced operations on February 1, 2020. Because Class R6 Shares do not have a full calendar year of performance, the performance shown is that of the Institutional Shares. Class R6 Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
[39]	The Fund's administrator, Sterling Capital Management LLC ("Sterling Capital"), has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.87% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.
[40]	The Fund's administrator, Sterling Capital, has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Class R6 Shares exceed 0.35% of the Class R6 Shares' average daily net assets for the period from February 1, 2020 through January 31, 2021. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Administration Agreement between the Fund and Sterling Capital.